EXPEDITION FUNDS
                                GUIDING YOUR WAY
                             2001 SEMI-ANNUAL REPORT

[Graphic Omitted]

[LOGO OMITTED}

Table of Contents

Letter to Our Shareholders ............................... 1
Statements of Net Assets ................................. 3
Statements of Operations .................................38
Statements of Changes in Net Assets ......................40
Financial Highlights .................................... 44
Notes to Financial Statements ........................... 48


Shares of the Expedition Funds are not deposits of or obligations of, or guaranteed or endorsed by Compass Bank, Compass Bancshares, Inc. or any of their affiliates, or any bank, and are not obligations of, guaranteed by or insured by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

An investment in shares of the Funds involves investment risk, including the possible loss of all or a portion of the principal invested, and the investment return and value of shares of the Funds will fluctuate so that an investment, when liquidated, may be worth more or less than the original cost.

Money market funds are neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Expedition Money Market Fund or Tax-Free Money Market Fund will be able to maintain a stable net asset value of $1.00 per share.

Compass Bank serves as investment advisor and custodian to the Expedition Funds, and Compass Bank and various of its affiliates may provide various services to the Funds, for which investment advisory, custodian and other services Compass Bank and/or such other affiliates are entitled to receive compensation.

LETTER TO OUR SHAREHOLDERS


May 14, 2001

Dear Shareholder:

During the six-month period ended April 30, 2001, the Expedition Funds delivered competitive performance despite exceptional volatility in the financial markets. And while this period is not likely to be remembered with great nostalgia, we are pleased to report that our investors weathered the storm well, and that the most severe conditions appear to be behind us.

MARKET OVERVIEW

During this extraordinary six-month span, concerns about the economy grew deeper, leading to a complete reversal in market sentiment from the euphoria of the previous year.

After repeated efforts to slow the economy during late 1999 and early 2000, the Federal Reserve Board appeared to have succeeded all too well. During the second half of calendar year 2000, the economy began to show signs of weakness in such critical areas as manufacturing, technology, and financial services, causing the markets to pull back strongly from their previous record levels.

Fears of a recession emerged in the first calendar quarter of 2001, despite an unscheduled half-percent rate cut by the Federal Reserve Board in early January.

As the academic debate continued over whether or not the U.S. economy would flip into recession, the Fed reduced interest rates a second time in late January, and then again in both March and April. And while these cuts may or may not produce their desired effect on the economy, they at least served to calm the markets.

By April 2001, equities began to stabilize, and despite ongoing earnings disappointments from many market bellwethers, stocks slowly regained some of their losses.

Throughout the period, U.S. government bonds and corporate bond issues performed relatively well as some investors sought out the comparative safety of fixed income securities. Yields on money market instruments declined in step with the Fed's rate reductions.

PRUDENCE AND BALANCE

For  the  Expedition  Funds  family,   this  period  of  volatility  once  again
demonstrated the value of prudent management and asset class diversification.

Because our equity portfolios have traditionally steered clear of highly speculative issues, our investors were spared from the worst of the markets' declines -- although we are of course disappointed by any declines in value.


                                                          APRIL 30, 2001       1

LETTER TO OUR SHAREHOLDERS (CONCLUDED)



At the same time, we are gratified that many of our investors have taken advantage of the expansion of our fund family by diversifying into our non-equity portfolios, which now include:

*  Expedition Investment-Grade Bond Fund

*  Expedition Tax-Free Investment Grade Bond Fund

*  Expedition Money Market Fund

*  Expedition Tax-Free Money Market Fund

During times like these, a well-balanced portfolio can help cushion against the volatility in any one asset class. That is why we encourage all our shareholders to speak with their Expedition Funds representatives about the overall balance of their portfolios.

THE CERTAINTY OF UNCERTAINTY

While it is easy to complain about the recent uncertainty of the markets, the fact is that the markets have never been certain -- and never will be. Risk always goes hand in hand with reward. And yet, we believe that the surest way to lose in the financial markets is to not participate at all.

While the economy does not move in a straight line, the long-term trend favors expansion. And at this time of increasing innovation, sound monetary policies, and relative peace and prosperity worldwide, we believe there are more reasons than ever to be optimistic about the future of the economy and the markets.

We thank you for sharing our optimism by investing in the Expedition Funds. And we look forward to continuing to apply our knowledge and perspective in order to help you achieve your long-term financial goals.


Sincerely,

/s/ Jan Koenig

Jan Koenig
CHIEF INVESTMENT OFFICER
COMPASS BANK ASSET MANAGEMENT GROUP


2     APRIL 30, 2001

EXPEDITION EQUITY FUND
STATEMENT OF NET ASSET  (UNAUDITED)

                                                                   VALUE
DESCRIPTION                                  SHARES                (000)
-------------------------------------------------------------------------------
COMMON STOCKS - 99.7%
   AEROSPACE/DEFENSE - 2.4%
   United Technologies                      120,000             $ 9,370
-------------------------------------------------------------------------------
   TOTAL AEROSPACE/DEFENSE                                        9,370
-------------------------------------------------------------------------------
   AIRLINES - 1.8%
   Southwest Airlines                       396,000               7,211
-------------------------------------------------------------------------------
   TOTAL AIRLINES                                                 7,211
-------------------------------------------------------------------------------
   AUTOMOTIVE - 1.9%
   Ford Motor*                              250,000               7,370
-------------------------------------------------------------------------------
   TOTAL AUTOMOTIVE                                               7,370
-------------------------------------------------------------------------------
   BANKS - 7.7%
   Citigroup                                232,000              11,403
   JP Morgan Chase                          240,000              11,515
   Mellon Financial                         194,000               7,940
-------------------------------------------------------------------------------
   TOTAL BANKS                                                   30,858
-------------------------------------------------------------------------------
   BROADCASTING, NEWSPAPERS & ADVERTISING - 5.1%
   Omnicom Group                            120,999              10,630
   Univision Communications, Cl A*          218,000               9,529
-------------------------------------------------------------------------------
   TOTAL BROADCASTING, NEWSPAPERS & ADVERTISING                  20,159
-------------------------------------------------------------------------------
   BROKER/DEALERS - 2.0%
   Morgan Stanley Dean Witter               124,780               7,835
-------------------------------------------------------------------------------
   TOTAL BORKER/DEALERS                                           7,835
-------------------------------------------------------------------------------
   COMPUTERS & SERVICES - 6.2%
   EMC-Mass                                 250,000               9,900
   International Business Machines           80,000               9,211
   Sun Microsystems*                        335,000               5,735
-------------------------------------------------------------------------------
   TOTAL COMPUTERS & SERVICES                                    24,846
-------------------------------------------------------------------------------
   DIVERSIFIED MANUFACTURING - 5.9%
   General Electric                         253,010              12,278
   Tyco International Ltd.                  210,000              11,208
-------------------------------------------------------------------------------
   TOTAL DIVERSIFIED MANUFACTURING                               23,486
-------------------------------------------------------------------------------
   ELECTRICAL SERVICES - 2.9%
   Calpine*                                 103,000               5,870
   Exelon                                    84,560               5,839
-------------------------------------------------------------------------------
   TOTAL ELECTRICAL SERVICES                                     11,709
-------------------------------------------------------------------------------
   FOOD, BEVERAGE & TOBACCO - 2.1%
   Anheuser-Busch                           212,895               8,514
-------------------------------------------------------------------------------
   TOTAL FOOD, BEVERAGE & TOBACCO                                 8,514
-------------------------------------------------------------------------------
                                                         April 30, 2001      3

EXPEDITION EQUITY FUND
STATEMENT OF NET ASSET  (UNAUDITED)       SHARES/FACE             VALUE
DESCRIPTION                               AMT. (000)              (000)
--------------------------------------------------------------------------------
   GAS/NATURAL GAS - 1.5%
   EL Paso                                   85,000             $ 5,848
--------------------------------------------------------------------------------
   TOTAL GAS/NATURAL GAS                                          5,848
--------------------------------------------------------------------------------
   INSURANCE - 7.1%
   American International Group             150,000              12,270
   Lincoln National                         135,000               6,232
   Marsh & McLennan                         104,000              10,030
--------------------------------------------------------------------------------
   TOTAL INSURANCE                                               28,532
--------------------------------------------------------------------------------
   MEDICAL PRODUCTS & SERVICES - 3.5%
   St. Jude Medical*                        108,000               6,183
   Tenet Healthcare*                        178,530               7,970
--------------------------------------------------------------------------------
   TOTAL MEDICAL PRODUCTS & SERVICES                             14,153
--------------------------------------------------------------------------------
   METALS-ALUMINUM - 2.4%
   Alcoa                                    235,000               9,729
--------------------------------------------------------------------------------
   TOTAL METALS-ALUMINUM                                          9,729
--------------------------------------------------------------------------------
   MULTIMEDIA - 1.8%
   Gannett                                  111,110               7,172
--------------------------------------------------------------------------------
   TOTAL MULTIMEDIA                                               7,172
--------------------------------------------------------------------------------
   NETWORKING PRODUCTS - 1.7%
   Cisco Systems*                           400,000               6,792
--------------------------------------------------------------------------------
   TOTAL NETWORKING PRODUCTS                                      6,792
--------------------------------------------------------------------------------
   OIL & GAS DRILLING - 3.4%
   Nabors Industries*                       131,870               7,862
   Noble Drilling*                          120,000               5,820
--------------------------------------------------------------------------------
   TOTAL OIL & GAS DRILLING                                      13,682
--------------------------------------------------------------------------------
   PETROLEUM REFINING - 2.4%
   Exxon Mobil                              110,000               9,746
--------------------------------------------------------------------------------
   TOTAL PETROLEUM REFINING                                       9,746
--------------------------------------------------------------------------------
   PHARMACEUTICALS - 8.1%
   Allergan                                  95,000               7,220
   Forest Laboratories*                     135,000               8,255
   Merck                                     90,000               6,837
   Pfizer                                   234,000              10,132
--------------------------------------------------------------------------------
   TOTAL PHARMACEUTICALS                                         32,444
--------------------------------------------------------------------------------
   RETAIL - 4.6%
   Best Buy*                                148,150               8,156
   Safeway*                                 185,130              10,052
--------------------------------------------------------------------------------
   TOTAL RETAIL                                                  18,208
--------------------------------------------------------------------------------

4   April 30, 2001

T
EXPEDITION EQUITY FUND
STATEMENT OF NET ASSET  (UNAUDITED)
                                          SHARES/FACE             VALUE
DESCRIPTION                               AMT. (000)              (000)
--------------------------------------------------------------------------------
   SEMI-CONDUCTORS/INSTRUMENTS - 5.5%
   Atmel*                                   610,000             $ 8,473
   JDS Uniphase*                            300,000               6,417
   STMicroelectronics N.V.                  170,000               6,876
--------------------------------------------------------------------------------
   TOTAL SEMI-CONDUCTORS/INSTRUMENTS                             21,766
--------------------------------------------------------------------------------
   SOFTWARE & PROGRAMMING - 4.2%
   Rational Software*                       300,000               7,263
   Siebel Systems*                          210,000               9,572
--------------------------------------------------------------------------------
   TOTAL SOFTWARE & PROGRAMMING                                  16,835
--------------------------------------------------------------------------------
   TELEPHONES & TELECOMMUNICATIONS - 8.3%
   Comverse Technology*                      90,000               6,165
   Nortel Networks                          290,000               4,437
   SBC Communications                       190,135               7,843
   Telefonos de Mexico ADR                  160,000               5,536
   Vodafone Group ADR                       300,000               9,084
--------------------------------------------------------------------------------
   TOTAL TELEPHONES & TELECOMMUNICATIONS                         33,065
--------------------------------------------------------------------------------
   TESTING LABORATORIES - 1.5%
   Quest Diagnostics*                        50,000               6,160
--------------------------------------------------------------------------------
   TOTAL TESTING LABORATORIES                                     6,160
--------------------------------------------------------------------------------
   TRANSPORTATION SERVICES - 1.4%
   CSX                                      160,000               5,611
--------------------------------------------------------------------------------
   TOTAL TRANSPORTATION SERVICES                                  5,611
--------------------------------------------------------------------------------
   WHOLESALE - 4.3%
   Cardinal Health                          135,000               9,099
   Sysco                                    280,000               7,874
--------------------------------------------------------------------------------
   TOTAL WHOLESALE                                               16,973
--------------------------------------------------------------------------------
   TOTAL COMMON STOCKS
      (COST $371,530)                                           398,074
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 0.9%
     JPMorgan Chase, 4.430%, dated
       04/30/01, matures 05/01/01,  repurchase
       price $3,808,469 (collateralized by
       U.S. Treasury Bonds, total market
       value $3,927,767)                     $3,808               3,808
--------------------------------------------------------------------------------
   TOTAL REPURCHASE AGREEMENT
      (COST $3,808)                                               3,808
--------------------------------------------------------------------------------
   TOTAL INVESTMENTS - 100.6%
      (COST $375,338)                                           401,882
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET - (0.6)%                       (2,468)
--------------------------------------------------------------------------------

                                                         April 30, 2001       5

EXPEDITION EQUITY FUND
STATEMENT OF NET ASSET  (UNAUDITED)
                                                                 VALUE
DESCRIPTION                                                      (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Capital of Institutional Shares (unlimited
   authorization-- no par value) based on 35,218,505
   outstanding shares of beneficial interest                   $320,872
Portfolio Capital of Investment Shares - Class A
   (unlimited  authorization -- no
   par value) based on 1,317,002
   outstanding shares of beneficial interest                     15,173
Portfolio Capital of Investment Shares - Class B
   (unlimited  authorization -- no
   par value) based on 2,289,683
   outstanding shares of beneficial interest                     27,879
Accumulated net investment loss                                    (333)
Accumulated net realized gain on investments                      9,279
Net unrealized appreciation on investments                       26,544
--------------------------------------------------------------------------------
    TOTAL NET ASSETS -- 100.0%                                  $399,414
--------------------------------------------------------------------------------
 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE --
   INSTITUTIONAL SHARES                                          $10.31
--------------------------------------------------------------------------------
 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE --
   INVESTMENT SHARES - CLASS A                                   $10.23
--------------------------------------------------------------------------------
 MAXIMUM OFFERING PRICE PER SHARE --
   INVESTMENT SHARES - CLASS A (1)                               $10.66
--------------------------------------------------------------------------------
 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE --
   INVESTMENT SHARES - CLASS B                                   $10.00
--------------------------------------------------------------------------------
(1) The offering price is calculated by dividing the net asset value by 1minus the maximum sales charge of 4.00%.
  * Non-income producing security
ADR -- American Depository Receipt
Cl -- Class
Ltd. -- Limited
The accompanying notes are an integral part of the financial statements.

6  APRIL 30, 2001

EXPEDITION EQUITY INCOME FUND
STATEMENT OF NET ASSET  (UNAUDITED)

                                                                  VALUE
DESCRIPTION                                  SHARES               (000)
--------------------------------------------------------------------------------
COMMON STOCKS - 99.0%
   AEROSPACE/DEFENSE - 2.8%
   United Technologies                        9,500              $  742
--------------------------------------------------------------------------------
   TOTAL AEROSPACE/DEFENSE                                          742
--------------------------------------------------------------------------------
   BANKS - 14.6%
   Bank of New York                          11,000                 552
   BB&T                                      15,430                 547
   Citigroup                                 18,500                 909
   JP Morgan Chase                           18,500                 888
   Keycorp                                   20,770                 481
   Washington Mutual                         10,800                 539
--------------------------------------------------------------------------------
   TOTAL BANKS                                                    3,916
--------------------------------------------------------------------------------
   BROKER/DEALERS - 4.3%
   Goldman Sachs Group                        6,000                 547
   Morgan Stanley Dean Witter                 9,475                 595
--------------------------------------------------------------------------------
   TOTAL BROKER/DEALERS                                           1,142
--------------------------------------------------------------------------------
   COMPUTERS & SERVICES - 2.5%
   Electronic Data Systems                   10,345                 667
--------------------------------------------------------------------------------
   TOTAL COMPUTERS & SERVICES                                       667
--------------------------------------------------------------------------------
   CONSUMER PRODUCTS - 2.1%
   Clorox                                    17,990                 573
--------------------------------------------------------------------------------
   TOTAL CONSUMER PRODUCTS                                          573
--------------------------------------------------------------------------------
   DIVERSIFIED FINANCIAL SERVICES - 3.2%
   Alliance Capital Management Holding LP    18,735                 864
--------------------------------------------------------------------------------
   TOTAL DIVERSIFIED FINANCIAL SERVICES                             864
--------------------------------------------------------------------------------
   DIVERSIFIED MANUFACTURING - 6.3%
   General Electric                          17,500                 849
   Minnesota Mining & Manufacturing           7,000                 833
--------------------------------------------------------------------------------
   TOTAL DIVERSIFIED MANUFACTURING                                1,682
--------------------------------------------------------------------------------
   ELECTRICAL SERVICES - 7.1%
   Exelon                                     8,000                 552
   Mirant*                                   16,000                 653
   Southern                                  30,000                 702
--------------------------------------------------------------------------------
   TOTAL ELECTRICAL SERVICES                                      1,907
--------------------------------------------------------------------------------
   ELECTRONIC COMPONENTS - 1.8%
   Solectron*                                19,475                 496
--------------------------------------------------------------------------------
   TOTAL ELECTRONIC COMPONENTS                                      496
--------------------------------------------------------------------------------


                                                         APRIL 30, 2001       7

EXPEDITION EQUITY INCOME FUND
STATEMENT OF NET ASSET  (UNAUDITED)

                                                                  VALUE
DESCRIPTION                                  SHARES               (000)
--------------------------------------------------------------------------------
   INSURANCE - 4.5%
   American International Group               7,500              $  613
   Marsh & McLennan                           6,255                 603
--------------------------------------------------------------------------------
   TOTAL INSURANCE                                                1,216
--------------------------------------------------------------------------------
   MACHINERY - 2.0%
   Applied Materials*                        10,000                 546
--------------------------------------------------------------------------------
   TOTAL MACHINERY                                                  546
--------------------------------------------------------------------------------
   MEDICAL PRODUCTS & SERVICES - 1.2%
   Baxter International                       3,460                 315
--------------------------------------------------------------------------------
   TOTAL MEDICAL PRODUCTS & SERVICES                                315
--------------------------------------------------------------------------------
   METALS-ALUMINUM - 3.4%
   Alcoa                                     22,000                 911
--------------------------------------------------------------------------------
   TOTAL METALS-ALUMINUM                                            911
--------------------------------------------------------------------------------
   MISCELLANEOUS BUSINESS SERVICES - 2.1%
   Automatic Data Processing                 10,190                 553
--------------------------------------------------------------------------------
   TOTAL MISCELLANEOUS BUSINESS SERVICES                            553
--------------------------------------------------------------------------------
   MULTIMEDIA - 3.7%
   AOL Time Warner*                          11,185                 565
   Viacom, Cl B*                              8,404                 438
--------------------------------------------------------------------------------
   TOTAL MULTIMEDIA                                               1,003
--------------------------------------------------------------------------------
   OIL & GAS DRILLING - 5.5%
   Anadarko Petroleum                        12,000                 775
   Nabors Industries*                        11,575                 690
--------------------------------------------------------------------------------
   TOTAL OIL & GAS DRILLING                                       1,465
--------------------------------------------------------------------------------
   PETROLEUM REFINING - 7.4%
   Exxon Mobil                               12,000               1,063
   Royal Dutch Petroleum                     15,710                 935
--------------------------------------------------------------------------------
   TOTAL PETROLEUM REFINING                                       1,998
--------------------------------------------------------------------------------
   PHARMACEUTICALS - 0.5%
   Merck                                      1,930                 147
--------------------------------------------------------------------------------
   TOTAL PHARMACEUTICALS                                            147
--------------------------------------------------------------------------------
   REAL ESTATE INVESTMENT TRUSTS - 1.1%
   Crescent Real Estate Equities             12,810                 305
--------------------------------------------------------------------------------
   TOTAL REAL ESTATE INVESTMENT TRUSTS                              305
--------------------------------------------------------------------------------


8   April 30, 2001

EXPEDITION EQUITY INCOME FUND
STATEMENT OF NET ASSET  (UNAUDITED)

                                          SHARES/FACE              VALUE
DESCRIPTION                                AMT. (000)              (000)
--------------------------------------------------------------------------------
   RETAIL - 5.9%
   Costco Wholesale*                         21,880              $  764
   Wal-Mart Stores                           16,000                 828
--------------------------------------------------------------------------------
   TOTAL RETAIL                                                   1,592
--------------------------------------------------------------------------------
   SEMI-CONDUCTORS/INSTRUMENTS - 2.5%
   Texas Instruments                         17,000                 658
--------------------------------------------------------------------------------
   TOTAL SEMI-CONDUCTORS/INSTRUMENTS                                658
--------------------------------------------------------------------------------
   TELEPHONES & TELECOMMUNICATIONS - 12.0%
   AT&T                                      27,040                 602
   Nortel Networks                           31,000                 474
   Qwest Communications International*       16,255                 665
   SBC Communications                        15,775                 651
   Verizon Communications*                   15,000                 826
--------------------------------------------------------------------------------
   TOTAL TELEPHONES & TELECOMMUNICATIONS                          3,218
--------------------------------------------------------------------------------
   WHOLESALE - 2.5%
   Sysco                                     24,000                 675
--------------------------------------------------------------------------------
   TOTAL WHOLESALE                                                  675
--------------------------------------------------------------------------------
   TOTAL COMMON STOCKS
      (COST $25,838)                                             26,591
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 1.0%
     JP Morgan Chase, 4.430%, dated 04/30/01,
       matures 05/01/01,  repurchase price
       $276,034 (collateralized
       by U.S. Treasury Bonds, total market
       value $289,274)                         $276                 276
--------------------------------------------------------------------------------
   TOTAL REPURCHASE AGREEMENT
      (COST $276)                                                   276
--------------------------------------------------------------------------------
   TOTAL INVESTMENTS - 100.0%
      (COST $26,114)                                             26,867
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET - 0.0%                              3
--------------------------------------------------------------------------------


                                                         April 30, 2001       9

EXPEDITION EQUITY INCOME FUND
STATEMENT OF NET ASSET  (UNAUDITED)

                                                                  VALUE
DESCRIPTION                                                       (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Capital of Institutional Shares (unlimited
   authorization-- no par value) based on 2,760,156
   outstanding shares of beneficial interest                    $24,892
Portfolio Capital of Investment Shares - Class A
   (unlimited  authorization -- no
   par value) based on 55,284
   outstanding shares of beneficial interest                        553
Portfolio Capital of Investment Shares - Class B
   (unlimited  authorization -- no
   par value) based on 95,506
   outstanding shares of beneficial interest                        980
Undistributed net investment income                                  16
Accumulated net realized loss on investments                       (324)
Net unrealized appreciation on investments                          753
-------------------------------------------------------------------------------
    TOTAL NET ASSETS -- 100.0%                                  $26,870
-------------------------------------------------------------------------------
 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE --
   INSTITUTIONAL SHARES                                           $9.23
-------------------------------------------------------------------------------
 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE --
   INVESTMENT SHARES - CLASS A                                    $9.22
--------------------------------------------------------------------------------
 MAXIMUM OFFERING PRICE PER SHARE --
   INVESTMENT SHARES - CLASS A (1)                                $9.60
--------------------------------------------------------------------------------
 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE --
   INVESTMENT SHARES - CLASS B                                    $9.20
--------------------------------------------------------------------------------
(1) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 4.00%.
* Non-income  producing  security
Cl -- Class
LP -- Limited  Partnership
The  accompanying  notes are an integral part of the financial statements.



10    April 30, 2001

EXPEDITION INVESTMENT GRADE BOND FUND
STATEMENT OF NET ASSETS (UNAUDITED)

                                             FACE                VALUE
DESCRIPTION                                AMT. (000)            (000)
-------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 41.4%
     U.S. Treasury Notes
       7.250%, 08/15/04                      $5,000             $ 5,383
       7.000%, 07/15/06                       2,500               2,726
       6.875%, 05/15/06                       1,000               1,085
       6.750%, 05/15/05                       1,500               1,604
       6.500%, 05/15/05                       5,000               5,304
       6.500%, 08/15/05                       5,000               5,314
       6.500%, 10/15/06                       3,000               3,207
       6.500%, 02/15/10                       1,000               1,077
       6.250%, 02/15/07                       3,250               3,442
       6.125%, 08/15/07                       3,500               3,685
       6.000%, 08/15/04                       1,000               1,039
       6.000%, 08/15/09                       5,750               5,997
       5.875%, 11/15/05                       2,000               2,079
       5.750%, 11/15/05                       1,000               1,035
       5.750%, 08/15/10                       3,000               3,076
       5.625%, 02/15/06                       1,000               1,031
       5.625%, 05/15/08                       4,600               4,710
       5.500%, 05/15/09                       3,000               3,036
--------------------------------------------------------------------------------
   TOTAL U.S. TREASURY OBLIGATIONS
      (COST $52,223)                                             54,830
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 14.2%
     FHLB
       6.789%, 02/05/07                       1,000               1,062
     FHLMC
       7.000%, 03/15/10                       3,000               3,206
       6.835%, 01/23/07                       2,000               2,128
       6.800%, 03/19/07                       1,000               1,062
       6.625%, 09/15/09                       4,515               4,713
       6.510%, 01/08/07                         510                 535
       5.950%, 01/19/06                         500                 511
     FNMA
       7.250%, 01/15/10                       2,500               2,714
       5.500%, 03/15/11                       3,000               2,877
--------------------------------------------------------------------------------
   TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
      (COST $17,756)                                             18,808
--------------------------------------------------------------------------------

                                                          April 30, 2001     11

EXPEDITION INVESTMENT GRADE BOND FUND
STATEMENT OF NET ASSETS (UNAUDITED)

                                              FACE                VALUE
DESCRIPTION                                AMT. (000)             (000)
-------------------------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS - 8.2%
     FHLMC, Gold Pool #E00532
       6.500%, 02/01/13                      $1,201             $ 1,213
     FHLMC, Gold Pool #E00543
       6.000%, 04/01/13                       1,785               1,772
     FHLMC, Gold Pool #E00584
       6.000%, 11/01/13                       2,735               2,715
     FHLMC, Gold Pool #E00832
       7.500%, 04/01/15                       2,543               2,623
     FHLMC, Gold Pool #E00856
       7.500%, 06/01/15                       2,516               2,597
--------------------------------------------------------------------------------
   TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
      (COST $10,787)                                             10,920
--------------------------------------------------------------------------------
CORPORATE BONDS - 30.9%
   COMPUTERS - 1.6%
     Hewlett-Packard
       7.150%, 06/15/05                       2,000               2,075
--------------------------------------------------------------------------------
   TOTAL COMPUTERS                                                2,075
--------------------------------------------------------------------------------
   BANKS - 5.4%
     Bank of America
       7.875%, 05/16/05                       2,000               2,145
       5.875%, 02/15/09                       1,000                 959
     Citigroup
       6.500%, 01/18/11                       2,000               1,991
     Wells Fargo
       6.625%, 07/15/04                       1,000               1,031
     Wells Fargo, Ser G, MTN
       6.875%, 08/08/06                       1,000               1,036
--------------------------------------------------------------------------------
   TOTAL BANKS                                                    7,162
--------------------------------------------------------------------------------
   BROKER/DEALERS - 3.8%
     Merrill Lynch
       6.375%, 10/15/08                       1,000                 987
     Morgan Stanley Dean Witter
       7.750%, 06/15/05                       2,000               2,119
       6.750%, 04/15/11                       2,000               1,992
--------------------------------------------------------------------------------
   TOTAL BROKER/DEALERS                                           5,098
--------------------------------------------------------------------------------

12    April 30, 2001

EXPEDITION INVESTMENT GRADE BOND FUND
STATEMENT OF NET ASSETS (UNAUDITED)

                                              FACE                VALUE
DESCRIPTION                                 AMT. (000)            (000)
-------------------------------------------------------------------------------
   DIVERSIFIED FINANCIAL SERVICES - 10.2%
     Ford Motor Credit
       7.875%, 06/15/10                      $2,000             $ 2,116
       7.500%, 03/15/05                       2,000               2,082
     General Electric Capital, Ser A, MTN
       7.375%, 01/19/10                       3,000               3,218
       6.800%, 11/01/05                       2,000               2,098
     General Motors Acceptance
       6.750%, 01/15/06                       2,000               2,023
       6.150%, 04/05/07                       2,000               1,938
--------------------------------------------------------------------------------
   TOTAL DIVERSIFIED FINANCIAL SERVICES                          13,475
--------------------------------------------------------------------------------
   FOOD, BEVERAGE & TOBACCO - 0.0%
     General Mills, MTN
       8.080%, 11/18/03                          60                  64
--------------------------------------------------------------------------------
   TOTAL FOOD, BEVERAGE & TOBACCO                                    64
--------------------------------------------------------------------------------
   MULTIMEDIA - 1.6%
     Walt Disney, Ser B
       6.750%, 03/30/06                       2,000               2,088
--------------------------------------------------------------------------------
   TOTAL MULTIMEDIA                                               2,088
--------------------------------------------------------------------------------
   PETROLEUM REFINING - 0.8%
     Amoco
       6.250%, 10/15/04                       1,000               1,030
--------------------------------------------------------------------------------
   TOTAL PETROLEUM REFINING                                       1,030
--------------------------------------------------------------------------------
   RETAIL - 6.0%
     Lowe's
       8.250%, 06/01/10                       2,000               2,192
     Wal-Mart Stores
       7.500%, 05/15/04                       2,500               2,669
       6.875%, 08/10/09                       3,000               3,120
-------------------------------------------------------------------------------
   TOTAL RETAIL                                                   7,981
-------------------------------------------------------------------------------
   UTILITIES - 1.5%
     Georgia Power, Ser C
       5.500%, 12/01/05                       2,000               1,948
-------------------------------------------------------------------------------
   TOTAL UTILITIES                                                1,948
-------------------------------------------------------------------------------
   TOTAL CORPORATE BONDS
      (COST $39,594)                                             40,921
-------------------------------------------------------------------------------


                                                         April 30, 2001       13

EXPEDITION INVESTMENT GRADE BOND FUND
STATEMENT OF NET ASSETS (UNAUDITED)

                                             FACE                 VALUE
DESCRIPTION                                AMT. (000)             (000)
-------------------------------------------------------------------------------
ASSET-BACKED SECURITIES - 3.7%
     MBNA Master Credit Card Trust,
       Ser 1997-I, Cl A (A)
       6.550%, 01/15/07                      $3,000             $ 3,108
     Standard Credit Card Master Trust,
       Ser 1994-2, Cl A (A)
       7.250%, 04/07/06                       1,725               1,830
--------------------------------------------------------------------------------
   TOTAL ASSET-BACKED SECURITIES
      (COST $4,738)                                               4,938
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 0.2%
     Morgan Stanley Dean  Witter,  4.250%,
       dated  04/30/01,  matures  05/01/01,
       repurchase price $238,028
       (collateralized  by U.S. Treasury
       Notes, total market value $243,980)      238                 238
--------------------------------------------------------------------------------
   TOTAL REPURCHASE AGREEMENT
      (COST $238)                                                   238
--------------------------------------------------------------------------------
   TOTAL INVESTMENTS - 98.6%
      (COST $125,336)                                           130,655
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET - 1.4%                          1,803
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Capital of Institutional Shares (unlimited
   authorization-- no par value) based on 12,597,278
   outstanding shares of beneficial interest                    122,274
Portfolio Capital of Investment Shares - Class A
   (unlimited  authorization -- no
   par value) based on 524,102
   outstanding shares of beneficial interest                      9,468
Portfolio Capital of Investment Shares - Class B
   (unlimited  authorization -- no
   par value) based on 50,183
   outstanding shares of beneficial interest                        503
Distributions in excess of net investment income                     (3)
Accumulated net realized loss on investments                     (5,103)
Net unrealized appreciation on investments                        5,319
--------------------------------------------------------------------------------
    TOTAL NET ASSETS -- 100.0%                                  $132,458
--------------------------------------------------------------------------------
 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE --
   INSTITUTIONAL SHARES                                          $10.06
--------------------------------------------------------------------------------
 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE --
   INVESTMENT SHARES - CLASS A                                   $10.05
--------------------------------------------------------------------------------
 MAXIMUM OFFERING PRICE PER SHARE --
   INVESTMENT SHARES - CLASS A (1)                               $10.47
--------------------------------------------------------------------------------
 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE --
   INVESTMENT SHARES - CLASS B                                   $10.07
--------------------------------------------------------------------------------


14    April 30, 2001

EXPEDITION INVESTMENT GRADE BOND FUND
STATEMENT OF NET ASSETS (UNAUDITED)


-------------------------------------------------------------------------------
(1) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 4.00%.
(A) Callable Security -- The call date is shown as the maturity date on the Statement of Net Assets.
Cl -- Class
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
MTN -- Medium Term Note
Ser -- Series
The accompanying notes are an integral part of the financial statements.



                                                         April 30, 2001      15

EXPEDITION TAX-FREE INVESTMENT
GRADE BOND FUND
STATEMENT OF NET ASSETS (UNAUDITED)

                                              FACE                VALUE
DESCRIPTION                                AMT. (000)             (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS - 96.6%
   ALABAMA -- 6.4%
     Birmingham, Capital Improvement
       Warrants GO, Ser A
       5.550%, 08/01/21                      $1,000             $ 1,022
     Birmingham, Warrants GO, Ser A
       5.900%, 06/01/18                       1,000               1,045
     Montgomery, Warrants GO, Ser A
       5.100%, 10/01/09                       1,000               1,042
     Shelby County, Board of Education,
       Capital Outlay
       School Warrants, AMBAC
       5.500%, 02/01/08                       1,000               1,054
     Tuscaloosa, Warrants GO
       5.650%, 01/01/17                       1,000               1,037
--------------------------------------------------------------------------------
   TOTAL ALABAMA                                                  5,200
--------------------------------------------------------------------------------
   ARIZONA - 2.7%
     Arizona State, Transportation Board
       Highway Authority RB
       5.375%, 07/01/13                       1,000               1,050
     Tucson GO, Ser 1994-D
       6.250%, 07/01/14                       1,000               1,134
--------------------------------------------------------------------------------
   TOTAL ARIZONA                                                  2,184
--------------------------------------------------------------------------------
   CALIFORNIA - 5.4%
     California State GO
       5.250%, 03/01/13                       1,000               1,012
     California State GO, MBIA
       5.000%, 02/01/18                       1,000                 977
     Los Angeles, Water & Power RB, Ser A-A-1
       5.000%, 07/01/24                       1,000                 947
     San Diego, University School District
       Authority GO, Capital Appreciation
       Election of 1988 Project,
       Ser B, Zero Coupon
       0.000%, 07/01/15                       1,000                 475
     Southern California, Metropolitan
       Water District RB, Ser A
       5.100%, 07/01/25                       1,000                 960
--------------------------------------------------------------------------------
   TOTAL CALIFORNIA                                               4,371
--------------------------------------------------------------------------------
   COLORADO - 3.8%
     Arapahoe County, Colorado School
       District No. 005 GO
       5.500%, 12/15/19                       1,000               1,020
     Colorado State, Water Resource & Power
       Development Authority RB, Ser A
       5.250%, 09/01/15                       1,000               1,015
     Denver, City and County GO, Ser B
       5.625%, 08/01/07                       1,000               1,079
--------------------------------------------------------------------------------
   TOTAL COLORADO                                                 3,114
--------------------------------------------------------------------------------

16    April 30, 2001

EXPEDITION TAX-FREE INVESTMENT
GRADE BOND FUND
STATEMENT OF NET ASSETS (UNAUDITED)

                                              FACE                VALUE
DESCRIPTION                                 AMT. (000)             (000)
--------------------------------------------------------------------------------
   FLORIDA - 8.2%
     Florida State, Board of Education
       Capital Outlay GO, Ser A
       5.650%, 01/01/09                      $  500              $  526
     Florida State, Board of Education
       Capital Outlay GO, Ser E
       5.000%, 06/01/26                       1,000                 952
     Florida State, Department of
       Transportation GO,
       Right of Way Project, Ser B
       5.500%, 07/01/11                       1,000               1,056
     Jacksonville, Electric Authority RB,
       Electric System Project, Ser Three-A
       5.800%, 10/01/17                       1,000               1,031
     Jacksonville, Electric Authority RB,
       St John River Project, Issue 2, Ser 10
       5.500%, 10/01/09                       1,000               1,030
     Palm Beach County GO, Ser A
       5.450%, 08/01/13                       1,000               1,045
     Tallahassee, Consolidated
       Utility System RB
       5.625%, 10/01/14                       1,000               1,028
--------------------------------------------------------------------------------
   TOTAL FLORIDA                                                  6,668
--------------------------------------------------------------------------------
   GEORGIA - 2.6%
     Fulton County, School District GO
       5.000%, 01/01/06                       1,000               1,040
     Georgia State GO, Ser B
       6.000%, 03/01/12                       1,000               1,116
--------------------------------------------------------------------------------
   TOTAL GEORGIA                                                  2,156
--------------------------------------------------------------------------------
   HAWAII - 2.0%
     Hawaii State GO, Ser CO, FGIC
       6.000%, 03/01/08                       1,000               1,094
     Hawaii State GO, Ser CR, MBIA
       5.250%, 04/01/11                         500                 521
--------------------------------------------------------------------------------
   TOTAL HAWAII                                                   1,615
--------------------------------------------------------------------------------
   ILLINOIS - 6.2%
     Chicago, Project & Refunding
       GO, Ser C, FGIC
       5.500%, 01/01/19                       1,000               1,012
     Cook County GO, Ser B, MBIA
       5.375%, 11/15/12                       1,000               1,022
     Illinois State GO, FGIC
       5.250%, 06/01/18                       1,000                 994
       5.000%, 03/01/24                       1,000                 937
     Illinois State GO, MBIA
       5.750%, 04/01/12                       1,000               1,075
--------------------------------------------------------------------------------
   TOTAL ILLINOIS                                                 5,040
--------------------------------------------------------------------------------

                                                            April 30, 2001    17

EXPEDITION TAX-FREE INVESTMENT
GRADE BOND FUND
STATEMENT OF NET ASSETS (UNAUDITED)

                                              FACE                VALUE
DESCRIPTION                                 AMT. (000)             (000)
--------------------------------------------------------------------------------
   MASSACHUSETTS - 6.5%
     Massachusetts State, Consolidated
       Loan GO, Ser A
       6.000%, 02/01/13                      $1,000             $ 1,098
       6.000%, 02/01/14                       1,000               1,094
     Massachusetts State, Consolidated
       Loan GO, Ser C
       5.250%, 08/01/17                       1,000               1,021
       5.250%, 08/01/18                       1,000               1,018
     Route 3 North, Transportation
       Improvement RB, MBIA
       5.750%, 06/15/18                       1,000               1,039
--------------------------------------------------------------------------------
   TOTAL MASSACHUSETTS                                            5,270
--------------------------------------------------------------------------------
   MINNESOTA - 0.6%
     Minnesota State, Public
       Facilities Authority RB,
       Water Pollution Control, Ser A
       6.000%, 03/01/09                         500                 529
--------------------------------------------------------------------------------
   TOTAL MINNESOTA                                                  529
--------------------------------------------------------------------------------
   NEW JERSEY - 1.3%
     New Jersey State GO, Ser F
       5.500%, 08/01/11                       1,000               1,081
--------------------------------------------------------------------------------
   TOTAL NEW JERSEY                                               1,081
--------------------------------------------------------------------------------
   NEW YORK - 11.6%
     Brookhaven GO, FGIC
       5.500%, 10/01/13                         500                 522
     New York City GO, Ser B
       5.750%, 08/01/14                       1,000               1,064
     New York City GO, Ser C, MBIA
       5.375%, 11/15/17                       1,000               1,015
     New York State GO, Ser A Pre-Refunded
       @ 101 (A)
       5.875%, 03/15/05                       1,000               1,088
     New York State GO, Ser F
       5.250%, 09/15/13                         500                 516
     New York State, Dorm Authority
       RB, Rochester
       Institute Technology Project, MBIA
       5.300%, 07/01/17                       1,000               1,010
     New York State, Environmental Water
       Facilities RB,
       NYC Municipal Water Project
       5.875%, 06/15/14                       1,000               1,048
     New York State, Environmental Water
       Facilities RB,
       Pooled Loan Program, Ser B
       5.875%, 01/15/17                       2,000               2,143
     Triborough, Bridge & Tunnel Authority RB,
       Ser A
       5.250%, 01/01/17                       1,000               1,006
--------------------------------------------------------------------------------
   TOTAL NEW YORK                                                 9,412
--------------------------------------------------------------------------------
18    April 30, 2001

EXPEDITION TAX-FREE INVESTMENT
GRADE BOND FUND
STATEMENT OF NET ASSETS (UNAUDITED)

                                              FACE                VALUE
DESCRIPTION                                 AMT. (000)             (000)
--------------------------------------------------------------------------------
   NORTH CAROLINA - 0.6%
     Winston-Salem, Water & Sewer Systems RB
       5.250%, 06/01/21                      $  500              $  494
--------------------------------------------------------------------------------
   TOTAL NORTH CAROLINA                                             494
--------------------------------------------------------------------------------
   OHIO - 3.9%
     Columbus GO, Ser 2
       5.750%, 06/15/15                       1,000               1,070
       5.500%, 06/15/16                       1,000               1,040
     Ohio State RB, Higher Education
       Facilities Project, Ser II-A
       5.000%, 12/01/04                       1,000               1,043
--------------------------------------------------------------------------------
   TOTAL OHIO                                                     3,153
--------------------------------------------------------------------------------
   OREGON - 1.3%
     Oregon State, Alternative Energy
       Project GO, Ser E
       5.800%, 07/01/07                       1,000               1,049
--------------------------------------------------------------------------------
   TOTAL OREGON                                                   1,049
--------------------------------------------------------------------------------
   PENNSYLVANIA - 3.7%
     Pennsylvania State GO, First Series
       5.000%, 01/15/11                       1,000               1,031
     Pennsylvania State GO, First Series, MBIA
       5.000%, 06/01/18                       1,000                 976
     Pennsylvania State, Intergovernmental
       Authority ST,
       Philadelphia Funding Project, FGIC
       5.250%, 06/15/15                       1,000               1,011
--------------------------------------------------------------------------------
   TOTAL PENNSYLVANIA                                             3,018
--------------------------------------------------------------------------------
   SOUTH CAROLINA - 1.2%
     Lancaster County, School District GO, FSA
       5.100%, 03/01/15                       1,000               1,001
--------------------------------------------------------------------------------
   TOTAL SOUTH CAROLINA                                           1,001
--------------------------------------------------------------------------------
   TEXAS - 14.8%
     Austin, Independent School District GO,
      Unrefunded Balance
       5.750%, 08/01/15                       1,000               1,034
     Collin County, Permanent Improvement GO,
       Ser A
       5.400%, 02/15/14                       1,025               1,052
     Collin County, Texas Highway Improvement GO
       5.500%, 02/15/18                       1,000               1,016
     Dallas GO
       5.250%, 02/15/14                       1,000               1,020
     Dallas, Independent School District GO
       5.250%, 08/15/12                       1,000               1,030

--------------------------------------------------------------------------------


                                                        April 30, 2001        19

EXPEDITION TAX-FREE INVESTMENT
GRADE BOND FUND
STATEMENT OF NET ASSETS (UNAUDITED)

                                              FACE                VALUE
DESCRIPTION                                 AMT. (000)             (000)
--------------------------------------------------------------------------------
     Fort Bend, Independent School District GO,
       Pre-Refunded @ 100 (A)
       5.800%, 02/15/05                      $  975             $ 1,042
     Harris County, Certificates GO
       5.125%, 10/01/17                         500                 492
     Houston, Independent School District GO
       5.375%, 08/15/17                       1,000               1,005
     Houston, Public Improvement
       Project GO, Ser A
       5.250%, 03/01/12                         500                 512
     Lamar, Consolidated Independent School
       District GO
       5.500%, 02/15/15                         500                 514
     Lower Colorado River Authority RB,
       Ser A
       5.875%, 05/15/16                       1,000               1,059
     San Antonio, Electric & Gas RB,
       Unrefunded Balance
       5.600%, 02/01/14                       1,000               1,036
     Texas State, Public Finance Authority GO
       5.000%, 10/01/12                         500                 506
     Texas State, Water Development Board RB,
       Revolving Fund, Ser A
       5.500%, 07/15/10                         660                 690
--------------------------------------------------------------------------------
   TOTAL TEXAS                                                   12,008
--------------------------------------------------------------------------------
   UTAH - 1.3%
     Salt Lake City GO
       5.000%, 06/15/06                       1,000               1,045
--------------------------------------------------------------------------------
   TOTAL UTAH                                                     1,045
--------------------------------------------------------------------------------
   VIRGINIA - 2.3%
     Newport News GO, Ser A, MBIA
       5.625%, 07/01/15                         795                 819
     Virginia, Commonwealth Transportation
       Board RB, Northern Virginia
      Transportation Program, Ser A
       5.500%, 05/15/15                       1,000               1,041
--------------------------------------------------------------------------------
   TOTAL VIRGINIA                                                 1,860
--------------------------------------------------------------------------------
   WASHINGTON - 6.4%
     Seattle, Water System RB, Ser B
       5.750%, 07/01/15                       1,000               1,056
     Washington State GO, Ser A
       5.625%, 07/01/22                       1,000               1,023
     Washington State GO, Ser B
       6.000%, 01/01/13                       1,000               1,083

20   April 30, 2001

EXPEDITION TAX-FREE INVESTMENT
GRADE BOND FUND
STATEMENT OF NET ASSETS (UNAUDITED)

                                           SHARES/FACE             VALUE
DESCRIPTION                                 AMT. (000)             (000)
--------------------------------------------------------------------------------
     Washington State GO, Ser C
       5.500%, 07/01/18                      $1,000             $ 1,045
     Washington State, Higher
       Education Facilities RB,
       Gonzaga University Project, MBIA
       5.000%, 04/01/17                       1,000                 973
--------------------------------------------------------------------------------
   TOTAL WASHINGTON                                               5,180
--------------------------------------------------------------------------------
   WEST VIRGINIA - 1.3%
     West Virginia GO, MBIA
       5.625%, 06/01/18                       1,000               1,031
--------------------------------------------------------------------------------
   TOTAL WEST VIRGINIA                                            1,031
--------------------------------------------------------------------------------
   WISCONSIN - 2.5%
     Wisconsin State GO, Ser A
       5.600%, 05/01/15                       1,000               1,044
     Wisconsin State GO, Ser C
       5.500%, 05/01/19                       1,000               1,018
--------------------------------------------------------------------------------
   TOTAL WISCONSIN                                                2,062
--------------------------------------------------------------------------------
   TOTAL MUNICIPAL BONDS
      (COST $76,231)                                             78,541
--------------------------------------------------------------------------------
OTHER INVESTMENT COMPANIES - 2.5%
     Expedition Tax-Free Money
     Market Fund                          2,008,398               2,008
--------------------------------------------------------------------------------
   TOTAL OTHER INVESTMENT COMPANIES
      (COST $2,008)                                               2,008
--------------------------------------------------------------------------------
   TOTAL INVESTMENTS - 99.1%
      (COST $78,239)                                             80,549
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET - 0.9%                            764
--------------------------------------------------------------------------------

                                                          April 30, 2001      21

EXPEDITION TAX-FREE INVESTMENT
GRADE BOND FUND
STATEMENT OF NET ASSETS (UNAUDITED)

                                                                  VALUE
DESCRIPTION                                                        (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Capital of Institutional Shares (unlimited
   authorization-- no par value) based on 7,646,419
   outstanding shares of beneficial interest                    $77,985
Portfolio Capital of Investment Shares - Class A
   (unlimited  authorization -- no
   par value) based on 79,951
   outstanding shares of beneficial interest                        820
Portfolio Capital of Investment Shares - Class B
   (unlimited  authorization -- no
   par value) based on 9,756
   outstanding shares of beneficial interest                        101
Accumulated net realized gain on investments                         97
Net unrealized appreciation on investments                        2,310
--------------------------------------------------------------------------------
    TOTAL NET ASSETS -- 100.0%                                  $81,313
--------------------------------------------------------------------------------
 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE --
   INSTITUTIONAL SHARES                                          $10.51
--------------------------------------------------------------------------------
 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE --
   INVESTMENT SHARES - CLASS A                                   $10.51
--------------------------------------------------------------------------------
 MAXIMUM OFFERING PRICE PER SHARE --
   INVESTMENT SHARES - CLASS A (1)                               $10.95
--------------------------------------------------------------------------------
 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE --
   INVESTMENT SHARES - CLASS B                                   $10.51
--------------------------------------------------------------------------------

(1) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 4.00%.
(A) Pre-Refunded Security -- the maturity date shown on the Statement of Net Assets is the pre-refunded date.
AMBAC -- American Municipal Bond Assurance Company
FGIC -- Financial Guaranty Insurance Corporation
FSA -- Financial Security Assurance
GO -- General Obligation
MBIA -- Municipal Bond Insurance Association
RB -- Revenue Bond
Ser -- Series
ST -- Special Tax
The accompanying notes are an integral part of the financial statements.


22   April 30, 2001

EXPEDITION MONEY MARKET FUND
STATEMENT OF NET ASSETS (UNAUDITED)

                                              FACE               VALUE
DESCRIPTION                                AMT. (000)             (000)
--------------------------------------------------------------------------------
COMMERCIAL PAPER - 70.7%
   BANKS - 5.5%
     Wachovia
       4.730%, 05/10/01                     $10,000             $ 9,988
     Wells Fargo
       4.710%, 06/01/01                      10,000               9,959
       4.350%, 05/31/01                      10,000               9,964
-------------------------------------------------------------------------------
   TOTAL BANKS                                                   29,911
-------------------------------------------------------------------------------
   BROKER/DEALERS - 13.6%
     Bear Stearns
       4.950%, 06/01/01                      10,000               9,957
       4.700%, 06/14/01                      10,000               9,943
     Goldman Sachs
       4.950%, 05/01/01                      10,000              10,000
       4.590%, 07/05/01                      10,000               9,917
     Merrill Lynch
       4.350%, 06/08/01                      10,000               9,949
       4.720%, 06/15/01                       7,000               6,959
     Morgan Stanley Dean Witter
       4.360%, 06/05/01                       5,000               4,979
       4.700%, 06/13/01                       6,000               5,966
       4.240%, 07/05/01                       6,000               5,954
-------------------------------------------------------------------------------
   TOTAL BROKER/DEALERS                                          73,624
-------------------------------------------------------------------------------
   CONSUMER PRODUCTS - 0.9%
     Gillette
       4.670%, 07/20/01                       5,000               4,949
-------------------------------------------------------------------------------
   TOTAL CONSUMER PRODUCTS                                        4,949
-------------------------------------------------------------------------------
   DIVERSIFIED FINANCIAL SERVICES - 14.0%
     American General Finance
       4.720%, 05/02/01                       7,000               6,999
       4.800%, 06/15/01                      10,000               9,941
     Ford Motor
       4.820%, 06/04/01                      10,000               9,955
     General Electric Capital
       4.700%, 06/08/01                       7,000               6,965
       4.790%, 06/12/01                       5,000               4,972
     General Motors Acceptance
       4.750%, 05/23/01                       6,000               5,983
     Pitney Bowes Credit
       4.900%, 05/10/01                      10,000               9,988
     Toyota Motor Credit
       4.800%, 05/11/01                       7,000               6,991
       4.740%, 05/18/01                       8,000               7,982
     Transamerica Financial
       4.860%, 05/25/01                       6,000               5,981
--------------------------------------------------------------------------------
   TOTAL DIVERSIFIED FINANCIAL SERVICES                          75,757
--------------------------------------------------------------------------------
                                                        April 30, 2001       23

EXPEDITION MONEY MARKET FUND
STATEMENT OF NET ASSETS (UNAUDITED)

                                              FACE               VALUE
DESCRIPTION                                AMT. (000)             (000)
--------------------------------------------------------------------------------
   FUNDING CORPORATIONS - 21.2%
     Centric Capital
       5.150%, 06/11/01                     $ 5,600             $ 5,567
       4.920%, 06/12/01                       5,000               4,971
       4.720%, 06/22/01                       5,400               5,363
       4.750%, 06/29/01                       6,000               5,953
     Falcon Asset Securitization
       4.980%, 05/10/01                       7,000               6,991
       4.900%, 05/21/01                       8,000               7,978
       4.770%, 06/14/01                       7,000               6,959
     Preferred Receivables Funding
       4.930%, 05/17/01                       8,000               7,982
       5.230%, 05/21/01                       5,000               4,985
       4.400%, 06/01/01                      10,000               9,962
     Quincy Capital
       5.000%, 05/01/01                       8,000               8,000
       4.980%, 05/09/01                      10,000               9,989
       4.940%, 05/18/01                       5,000               4,988
     Receivables Capital
       5.000%, 05/15/01                      10,000               9,981
       0.000%, 05/16/01                      15,000              14,969
--------------------------------------------------------------------------------
   TOTAL FUNDING CORPORATIONS                                   114,638
--------------------------------------------------------------------------------
   LEASING & RENTING - 1.5%
     International Lease Finance
       4.770%, 05/21/01                       8,000               7,979
--------------------------------------------------------------------------------
   TOTAL LEASING & RENTING                                        7,979
--------------------------------------------------------------------------------
   PHARMACEUTICALS - 1.9%
     Abbott Labs
       4.420%, 05/17/01                      10,000               9,980
--------------------------------------------------------------------------------
   TOTAL PHARMACEUTICALS                                          9,980
--------------------------------------------------------------------------------
   TELEPHONES & TELECOMMUNICATIONS - 5.5%
     SBC Communications
       4.350%, 06/07/01                      10,000               9,956
     Verizon Net Funding
       4.990%, 05/15/01                      10,000               9,981
       4.680%, 06/29/01                      10,000               9,923
--------------------------------------------------------------------------------
   TOTAL TELEPHONES & TELECOMMUNICATIONS                         29,860
--------------------------------------------------------------------------------
   UTILITIES - 6.6%
     Alabama Power
       5.130%, 05/22/01                      10,000               9,970
       4.650%, 06/26/01                       5,000               4,964

24  April 30, 2001

EXPEDITION MONEY MARKET FUND
STATEMENT OF NET ASSETS (UNAUDITED)

                                               FACE                VALUE
DESCRIPTION                                  AMT. (000)            (000)
--------------------------------------------------------------------------------
     Natl Rural Utilities
       4.460%, 05/17/01                     $ 7,000             $ 6,986
       4.880%, 05/18/01                       8,000               7,982
       5.000%, 09/11/01                       6,000               5,889
--------------------------------------------------------------------------------
   TOTAL UTILITIES                                               35,791
--------------------------------------------------------------------------------
   TOTAL COMMERCIAL PAPER
      (COST $382,489)                                           382,489
--------------------------------------------------------------------------------
CORPORATE BONDS - 12.4%
   BANKS - 2.0%
     Bank of America
       6.625%, 05/30/01                       2,621               2,620
     Bank of America BN
       7.200%, 05/04/01                       5,000               5,000
     First Union
       9.450%, 08/15/01                       3,000               3,020
--------------------------------------------------------------------------------
   TOTAL BANKS                                                   10,640
--------------------------------------------------------------------------------
   BROKER/DEALERS - 1.3%
     Bear Stearns
       6.750%, 05/01/01                       3,000               3,000
     Merrill Lynch MTN
       6.070%, 10/15/01                       1,000               1,006
     Merrill Lynch, MTN
       5.710%, 01/15/02                       1,000                 998
     Merrill Lynch, Ser B, MTN
       5.950%, 08/06/01                       2,000               1,995
--------------------------------------------------------------------------------
   TOTAL BROKER/DEALERS                                           6,999
--------------------------------------------------------------------------------
   DIVERSIFIED FINANCIAL SERVICES - 8.3%
     Associates Corporation of North America
       6.625%, 05/15/01                       7,700               7,699
       6.750%, 08/01/01                       2,000               1,998
     Associates Corporation of North America,
       Ser H, MTN
       6.800%, 05/03/01                       2,000               2,000
     Associates Corporation of North America,
       Ser I, MTN
       7.000%, 07/23/01                       2,000               2,002
     Ford Credit
       6.500%, 02/28/02                       3,978               4,018
     Ford Motor Credit
       7.000%, 09/25/01                       5,000               5,008
       5.125%, 10/15/01                       2,220               2,204
     General Electric Capital, Ser A, MTN
       5.890%, 05/11/01                       1,255               1,255
       5.945%, 07/23/01                       1,500               1,498
       6.330%, 09/17/01                       2,000               2,006

                                                           April 30, 2001    25

EXPEDITION MONEY MARKET FUND
STATEMENT OF NET ASSETS (UNAUDITED)

                                               FACE                VALUE
DESCRIPTION                                  AMT. (000)            (000)
--------------------------------------------------------------------------------
     General Electric Capital, Ser A, MTN,
       Global Bond
       7.000%, 03/01/02                     $ 2,000             $ 2,035
     General Motors Acceptance
       5.500%, 01/14/02                       1,650               1,654
       6.000%, 02/01/02                       1,725               1,731
       7.125%, 05/01/01                       2,000               2,000
       7.000%, 08/15/01                       1,650               1,650
     General Motors Acceptance MTN
       6.100%, 06/01/01                       1,000                 999
       6.400%, 08/30/01                       2,000               1,996
     General Motors Acceptance MTN
       5.350%, 12/07/01                       1,000                 993
     Norwest Financial
       6.375%, 11/15/01                       1,000                 999
     Transamerica Finance, Ser E, MTN
       6.125%, 11/01/01                       1,454               1,449
--------------------------------------------------------------------------------
   TOTAL DIVERSIFIED FINANCIAL SERVICES                          45,194
--------------------------------------------------------------------------------
   LEASING & RENTING - 0.8%
     International Lease Finance
       8.350%, 02/04/02                       2,350               2,405
     International Lease Finance, Ser K, MTN
       6.780%, 09/05/01                       2,000               2,000
--------------------------------------------------------------------------------
   TOTAL LEASING & RENTING                                        4,405
--------------------------------------------------------------------------------
   TOTAL CORPORATE BONDS
      (COST $67,238)                                             67,238
--------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS - 4.6%
     SLMA (A)
       4.240%, 10/18/01                      10,000              10,000
       4.120%, 08/16/01                       5,000               5,000
       4.040%, 05/17/01                      10,000              10,000
--------------------------------------------------------------------------------
   TOTAL U.S. GOVERNMENT OBLIGATIONS
      (COST $25,000)                                             25,000
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 9.8%
     JP Morgan Chase, 4.43%, dated 04/30/01,
       matures 05/01/01, repurchase price
       $53,138,538 (collateralized by U.S.
       Treasury Bonds, total market
       value $54,730,906)                    53,132              53,132
--------------------------------------------------------------------------------
   TOTAL REPURCHASE AGREEMENT
      (COST $53,132)                                             53,132
--------------------------------------------------------------------------------

26   April 30, 2001

EXPEDITION MONEY MARKET FUND
STATEMENT OF NET ASSETS (UNAUDITED)

                                                                  VALUE
DESCRIPTION                                 SHARES (000)           (000)
--------------------------------------------------------------------------------
OTHER INVESTMENT COMPANIES - 2.5%
     Financial Square Government Money
       Market Fund                           13,583,779        $ 13,584
--------------------------------------------------------------------------------
   TOTAL OTHER INVESTMENT COMPANIES
      (COST $13,584)                                             13,584
--------------------------------------------------------------------------------
   TOTAL INVESTMENTS - 100.0%
      (COST $541,443)                                           541,443
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET - 0.0%                           (123)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Capital of Institutional Shares (unlimited
   authorization -- no par value) based on 142,267,546
   outstanding shares of beneficial interest                    142,268
Portfolio Capital of Investment Service Shares (unlimited
   authorization -- no par value) based on 350,784,405
   outstanding shares of beneficial interest                    350,784
Portfolio Capital of Sweep Class Shares (unlimited
   authorization -- no par value) based on 48,268,552
   outstanding shares of beneficial interest                     48,269
Undistributed net investment income                                   4
Accumulated net realized loss on investments                         (5)
--------------------------------------------------------------------------------
    TOTAL NET ASSETS -- 100.0%                                 $541,320
--------------------------------------------------------------------------------
 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE --
   INSTITUTIONAL SHARES                                           $1.00
--------------------------------------------------------------------------------
 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE --
   INVESTMENT SERVICE SHARES                                      $1.00
--------------------------------------------------------------------------------
 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE --
   SWEEP CLASS SHARES                                             $1.00
--------------------------------------------------------------------------------

(A) Variable Rate Security -- The reported on the Statement of Net Assets is the rate in effect on April 30, 2001.
BN -- Bank Note
MTN -- Medium Term Note
Ser -- Series
SLMA -- Student Loan Marketing  Association
The accompanying notes are an integral part of the financial statements.


                                                   April 30, 2001           27

EXPEDITION TAX-FREE MONEY MARKET FUND
STATEMENT OF NET ASSETS (UNAUDITED)

                                               FACE                VALUE
DESCRIPTION                                 AMT. (000)             (000)
-------------------------------------------------------------------------------
MUNICIPAL BONDS - 99.8%
   ALASKA - 0.2%
     Alaska State, Housing Finance
       Authority RB, State Capital
       Project, Ser A
       4.000%, 12/01/01                      $  290              $  291
--------------------------------------------------------------------------------
   TOTAL ALASKA                                                     291
--------------------------------------------------------------------------------
   ARIZONA - 0.5%
     Apache County, Industrial Development
       Authority RB, Tucson Electrical
       Power - Springerville Project
       (A) (B) (C)
       4.300%, 12/01/20                         100                 100
     Arizona, Healthcare Facilities
       Authority RB, Pooled Financing,
       Ser A (A) (B)
       4.400%, 06/01/30                         800                 800
--------------------------------------------------------------------------------
   TOTAL ARIZONA                                                    900
--------------------------------------------------------------------------------
   COLORADO - 3.2%
     Castle Pines, North Metropolitan District
       Authority GO (A) (B) (C)
       4.300%, 12/01/28                       3,200               3,200
     SBC Metropolitan District GO (A) (B) (C)
       4.450%, 12/01/17                       1,550               1,550
     Summit County, Recreational
       Facilities Authority RB, Copper
       Mountain Project (A) (B) (C)
       3.650%, 04/01/17                         850                 850
--------------------------------------------------------------------------------
   TOTAL COLORADO                                                 5,600
--------------------------------------------------------------------------------
   DELAWARE - 0.6%
     Delaware State, Economic Development
       Authority RB, School House Project
       (A) (B) (C)
       4.300%, 12/01/15                         750                 750
     Delaware State, Pollution Control
       Authority RB, Cargill Project
       5.150%, 05/01/01                         200                 200
--------------------------------------------------------------------------------
   TOTAL DELAWARE                                                   950
--------------------------------------------------------------------------------
   FLORIDA - 6.7%
     Capital Trust Agency, Multi-Family
       Housing Authority RB,
       Community Loan Program (A) (B)
       4.340%, 12/01/32                       2,455               2,455
     Orange County, Industrial Development
       Authority RB,
       Orlando Hawaiian Motel (A) (B) (C)
       3.450%, 10/01/15                         795                 795


28   April 30, 2001

EXPEDITION TAX-FREE MONEY MARKET FUND
STATEMENT OF NET ASSETS (UNAUDITED)

                                              FACE                 VALUE
DESCRIPTION                                 AMT. (000)              (000)
--------------------------------------------------------------------------------
     Palm Beach County, Economic Development
       Authority RB, YMCA Boynton Beach
       Project (A) (B) (C)
       4.300%, 01/01/24                      $1,700             $ 1,700
     Pinellas County, Health Facilities
       Authority RB, Pooled Hospital Loan
       Program, AMBAC (A) (B)
       4.350%, 12/01/15                       6,700               6,700
--------------------------------------------------------------------------------
   TOTAL FLORIDA                                                 11,650
--------------------------------------------------------------------------------
   GEORGIA - 2.9%
     Clayton County, Multi-Family Housing
       Authority RB, Rivers Edge
       Project (A) (B) (C)
       4.050%, 08/01/06                         900                 900
     Fulton County, Multi-Family Housing
       Authority RB, Holcombs Landing
       Apartments Project (A) (B) (C)
       4.350%, 08/01/26                         700                 700
     Macon-Bibb County, Hospital Authority
       RB, Medical Center Control Project
       (A) (B) (C)
       4.300%, 12/01/18                       1,400               1,400
     Southern Georgia, Hospital Revenue
       Authority RB, Alliance Community
       Hospitals Project, Ser A, AMBAC (A) (B)
       4.400%, 04/01/29                       1,900               1,900
     Walton County, Industrial Development
       Authority RB, Walton Monroe Mills,
       Ser B (A) (B) (C)
       4.300%, 06/01/04                         100                 100
--------------------------------------------------------------------------------
   TOTAL GEORGIA                                                  5,000
--------------------------------------------------------------------------------
   ILLINOIS - 19.9%
     East Peoria,  Multi-Family Housing
       Authority RB, Radnor/East Peoria Project
       (A) (B) (C)
       4.250%, 06/01/08                         575                 575
     Illinois State, Development Finance
       Authority RB, Palos Community Hospital
       Project (A) (B)
       4.250%, 11/15/24                       8,000               8,000
     Illinois State, Educational Facilities
       Authority RAN, Trinity Project, Ser F (C)
       5.000%, 07/11/01                         100                 100
     Illinois State, Educational Facilities
       Authority RB, Art Institute of Chicago
       Project (A) (B)
       4.300%, 03/01/27                       8,000               8,000
     Illinois State, Educational Facilities
       Authority RB, ACI Cultural Pooled
       Financing Project (A) (B) (C)
       4.300%, 08/01/30                       7,600               7,600
     Illinois State, Health Facilities
       Authority RB,  Elmhurst Memorial
       Hospital Project, Ser B (A) (B)
       4.450%, 01/01/20                       1,200               1,200


                                                         April 30, 2001      29

EXPEDITION TAX-FREE MONEY MARKET FUND
STATEMENT OF NET ASSETS (UNAUDITED)

                                              FACE                VALUE
DESCRIPTION                                AMT. (000)             (000)
--------------------------------------------------------------------------------
     Kane County, Community Unit School
        District No. 4,
       Geneva TAW
       4.720%, 10/30/01                     $  500               $ 502
     Lincolnwood, Industrial
       Development Authority RB,
       Self Storage Center
       Project (A) (B) (C)
       4.400%, 02/01/04                      1,270               1,270
     Oakbrook Terrace, Industrial
       Development Authority RB,
       Oakbrook Terrace Atrium
       Project (A) (B) (C)
       3.600%, 12/01/25                      2,000               2,000
     Orland Park, Industrial
       Development Authority RB,
       Orland Properties,
       Ser A (A) (B) (C)
       4.000%, 12/28/04                        980                 980
     River Grove, Industrial
       Development Authority RB,
       Self Storage Center
       Project (A) (B) (C)
       4.400%, 02/01/03                      1,285               1,285
     Sangamon County, School
       District No. 186 TAW
       4.500%, 12/20/01                      1,000               1,005
     Tinley Park, Special Assessment
       RB, Town Pointe
       Development Project (A) (B) (C)
       4.400%, 02/01/07                      1,150               1,150
     Winnebago & Boone Counties,
       School District No. 205 TAW
       5.160%, 10/30/01                      1,000               1,003
--------------------------------------------------------------------------------
   TOTAL ILLINOIS                                               34,670
--------------------------------------------------------------------------------
   INDIANA - 0.6%
     Indiana State, Bond Bank
       Authority,
       Advanced Funding
       Program Notes, Ser A-2
       4.000%, 01/22/02                        980                 985
--------------------------------------------------------------------------------
   TOTAL INDIANA                                                   985
--------------------------------------------------------------------------------
   IOWA - 1.4%
     Chillicothe, Pollution Control
       Authority RB, Iowa-Illinois
       Gas & Electric Project (A) (B)
       4.400%, 01/01/23                      2,450               2,450
--------------------------------------------------------------------------------
   TOTAL IOWA                                                    2,450
--------------------------------------------------------------------------------
   KENTUCKY - 1.2%
     Lexington-Fayette Urban County,
       Government Industrial
       Building Authority RB,
       American Horse Shows
       Association Project (A) (B) (C)
       4.400%, 12/01/18                      2,145               2,145
--------------------------------------------------------------------------------
   TOTAL KENTUCKY                                                2,145
--------------------------------------------------------------------------------
   LOUISIANA - 0.1%
     St. Bernard Parish,
     School District GO, FSA
       9.000%, 03/01/02                        200                 210
--------------------------------------------------------------------------------
   TOTAL LOUISIANA                                                 210
--------------------------------------------------------------------------------

30    APRIL 30, 2001

Expedition Tax-Free Money Market Fund
Statement of Net Assets (unaudited)

                                                      FACE               VALUE
DESCRIPTION                                         AMT. (000)           (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   MARYLAND - 4.6%
     Maryland State, Health &
       Higher Educational
       Facilities Authority RB (A) (B) (C)
       4.300%, 07/01/21                               $  8,000          $ 8,000
--------------------------------------------------------------------------------
   TOTAL MARYLAND                                                         8,000
--------------------------------------------------------------------------------
   MICHIGAN - 2.4%
     Farmington Hills, Hospital
       Finance Authority RB,
       Botsford General Hospital
       Project, Ser B, MBIA (A) (B)
       4.450%, 02/15/16                                  1,200            1,200
     Jackson County, Economic
       Development Authority RB,
       Thrifty Leoni Project (A) (B) (C)
       4.300%, 12/01/14                                  1,000            1,000
     Michigan State, Job Development
       Authority RB, East
       Lansing Residential
       Project (A) (B) (C)
       3.750%, 12/01/14                                    900              900
     Pinckney, Community Schools,
       State Aid Notes
       4.900%, 06/29/01                                  1,000            1,000
--------------------------------------------------------------------------------
   TOTAL MICHIGAN                                                         4,100
--------------------------------------------------------------------------------
   MINNESOTA - 0.6%
     Cohasset, Power Authority RB,
       Power & Light Project,
       Ser D (A) (B) (C)
       4.400%, 12/01/07                                    100              100
     St. Paul, Port Authority
       Industrial Development RB,
       Minnesota Divers Industrial
       Project, Ser 1 (A) (B) (C)
       4.380%, 06/01/19                                  1,000            1,000
--------------------------------------------------------------------------------
   TOTAL MINNESOTA                                                        1,100
--------------------------------------------------------------------------------
   MISSOURI - 10.0%
     Clayton, Industrial Development
       Authority RB, Bailey
       Court Project (A) (B) (C)
       4.340%, 01/01/09                                    500              500
     Jackson County, Industrial
       Development Authority RB,
       YMCA Greater Kansas Project,
       Ser A (A) (B) (C)
       4.550%, 11/01/16                                    200              200
     Joplin, Industrial Development
       Hospital Financing
       Authority RB, Tri-State
       Osteopathis Project,
       Pre-Refunded @ 102 (D)
       8.250%, 12/15/01                                  1,000            1,047
     Kansas City, Industrial
       Development Authority RB,
       Ewing Marion Kauffman
       Project, Ser A (A) (B)
       4.400%, 04/01/27                                  3,600            3,600
     Kansas City, Industrial Development
       Multi-Family Housing
       Authority RB, Cloverset Apartment
       Program (A) (B) (C)
       4.600%, 10/01/15                                  1,455            1,455
     Missouri State, Health & Educational
       Facilities Authority RB,
       Drury College Project (A) (B) (C)
       4.500%, 08/15/24                                    650              650

                                                            APRIL 30, 2001    31

Expedition Tax-Free Money Market Fund
Statement of Net Assets (unaudited)

                                                        FACE               VALUE
DESCRIPTION                                           AMT. (000)           (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
     Missouri State, Health & Educational
       Facilities Authority RB,
       Kansas City Art Institute
       Project (A) (B) (C)
       4.550%, 11/01/29                                 $  400            $  400
     Missouri State, Health &
       Educational Facilities Authority RB,
       Pooled Hospital Loan
       Program Project, Ser A (A) (B)
       4.400%, 08/01/29                                  7,800             7,800
     Saint Louis, Boatmans Grantor
       Trust RB, Ser 1996-A, COP (A) (B) (C)
       4.400%, 06/30/01                                    900               900
     Saint Louis, Industrial
       Development Authority RB,
       Schnuck Markets Kirkwood
       Project (A) (B) (C)
       4.125%, 12/01/15                                    900               900
--------------------------------------------------------------------------------
   TOTAL MISSOURI                                                         17,452
--------------------------------------------------------------------------------
   MONTANA - 0.9%
     Montana State, Board Investment
       RB, Municipal Finance
       Consolidated-Intercap
       Project (A) (B)
       3.500%, 03/01/25                                  1,500             1,500
--------------------------------------------------------------------------------
   TOTAL MONTANA                                                           1,500
--------------------------------------------------------------------------------
   NEW MEXICO - 1.2%
     New Mexico State, Hospital
       Equipment Loan Company RB,
       Pooled Loan Program, Ser A (A) (B)
       4.400%, 06/01/20                                  2,100             2,100
--------------------------------------------------------------------------------
   TOTAL NEW MEXICO                                                        2,100
--------------------------------------------------------------------------------
   NEW YORK - 2.5%
     New York City, Industrial
       Development Agency RB,
       Civic Facility Jewish
       Community Center (A) (B) (C)
       4.250%, 03/01/30                                  4,400            4,400
--------------------------------------------------------------------------------
   TOTAL NEW YORK                                                         4,400
--------------------------------------------------------------------------------
   OHIO - 3.8%
     Bellevue, Hospital Facilities
       RB, The Bellevue
       Hospital Project (A) (B) (C)
       3.600%, 03/01/17                                    725              725
     Clermont County, Economic
       Development RB,
       John Q. Hammons Project
       (A) (B) (C)
       4.600%, 05/01/12                                    750              750
     Clyde, BAN
       5.125%, 06/21/01                                    680              680
     Cuyahoga County, Health
       Care Facilities RB,
       Cleveland Neighborhood
       Project, Ser A (A) (B) (C)
       4.650%, 06/01/02                                    490              490
     Ohio State, American
       Municipal Power BAN,
       City of Bryan Project
       5.000%, 08/23/01                                  1,500            1,501



32   APRIL 30, 2001

Expedition Tax-Free Money Market Fund
Statement of Net Assets (unaudited)

                                                        FACE              VALUE
DESCRIPTION                                           AMT. (000)          (000)
--------------------------------------------------------------------------------
     Ohio State, American Municipal
       Power BAN, Oberlin Project
       4.500%, 12/29/01                                 $1,000          $ 1,000
     Toledo Lucas County, Port
       Facilities Authority RB,
       Toledo Museum of Art Project
       (A) (B) (C)
       4.220%, 09/01/19                                  1,200            1,200
     Westlake, Economic Development
       Authority RB,
       Cross County Inns Project (A) (B) (C)
       4.600%, 11/01/06                                    340              340
--------------------------------------------------------------------------------
   TOTAL OHIO                                                             6,686
--------------------------------------------------------------------------------
   OKLAHOMA - 4.4%
     Oklahoma State, Hospital
       Industries Authority RB,
       Deaconess Health Project,
       Ser A (A) (B) (C)
       4.400%, 10/01/17                                  4,000            4,000
     Oklahoma State, Rural
       Enterprises Authority RB,
       Governmental Financing
       Project, Ser A (A) (B)
       4.400%, 10/01/30                                  1,600            1,600
     Tulsa, Industrial Development
       Authority RB, Tulsa
       County Housing Fund
       Project (A) (B)
       4.340%, 10/01/32                                  2,000            2,000
--------------------------------------------------------------------------------
   TOTAL OKLAHOMA                                                         7,600
--------------------------------------------------------------------------------
   OREGON - 0.2%
     Clackamas County, Hospital
       Facilities RB, Senior Living
       Facility - Mary Woods
       Project, Ser C (A) (B) (C)
       4.400%, 05/15/29                                    400              400
--------------------------------------------------------------------------------
   TOTAL OREGON                                                             400
--------------------------------------------------------------------------------
   PENNSYLVANIA - 4.1%
     Allegheny County GO, Ser C-50 (A) (B)
       4.500%, 05/01/27                                  1,240            1,240
     Dauphin County, General
       Authority RB, Allied Health
       Pooled Financing Program,
       Ser B, FSA (A) (B)
       4.300%, 10/01/27                                  1,400            1,400
     Delaware County, College
       Authority RB, Neumann
       College Project,
       Ser B (A) (B) (C)
       4.350%, 10/01/27                                    100              100
     Harbor Creek, School
       District Authority GO
       4.750%, 07/01/01                                  1,000            1,000
     Pennsylvania State, Higher
       Educational Facilities
       Authority RB, Association
       of Independent Colleges
       Project, University of Scranton,
       Ser E3 (A) (B) (C)
       4.350%, 11/01/14                                  1,500            1,500
     Philadelphia, Hospital & Higher
       Education Facilities
       Authority RB, Temple East
       Project, Ser B (A) (B) (C)
       4.300%, 06/01/14                                    400              400


                                                            APRIL 30, 2001   33

Expedition Tax-Free Money Market Fund
Statement of Net Assets (unaudited)

                                                          FACE            VALUE
DESCRIPTION                                            AMT. (000)         (000)
--------------------------------------------------------------------------------
     Philadelphia, Industrial Development
       Authority RB, Inglis
       House Project (A) (B)
       3.750%, 05/01/17                                 $  500           $  500
     Washington County, Industrial
       Development Authority RB,
       Wetterau Finance Company
       Project, (A) (B) (C)
       4.350%, 11/01/14                                    900              900
--------------------------------------------------------------------------------
   TOTAL PENNSYLVANIA                                                     7,040
--------------------------------------------------------------------------------
   SOUTH CAROLINA - 0.4%
     South Carolina State, Public
       Service Authority RB, Ser A
       5.000%, 01/01/02                                    625              632
     South Carolina State, Public
       Service Authority RB, Ser B,
       AMBAC Pre-Refunded @ 102 (D)
       7.100%, 07/01/01                                    100              103
--------------------------------------------------------------------------------
   TOTAL SOUTH CAROLINA                                                     735
--------------------------------------------------------------------------------
   SOUTH DAKOTA - 0.1%
     South Dakota, Housing
       Development Authority RB,
       Homeownership Mortgage
       Project, Ser G
       6.050%, 05/01/01                                    210              210
--------------------------------------------------------------------------------
   TOTAL SOUTH DAKOTA                                                       210
--------------------------------------------------------------------------------
   TENNESSEE - 1.0%
     Knox County, Health Educational
       & Housing Facilities
       Authority RB, THA Solutions
       Group Project (A) (B)
       4.400%, 05/01/29                                  1,000            1,000
     Memphis, Health Educational &
       Housing Facilities Authority
       RB, Not-For-Profit Multi-Family
       Housing Program (A) (B)
       4.340%, 08/01/32                                    700              700
--------------------------------------------------------------------------------
   TOTAL TENNESSEE                                                        1,700
--------------------------------------------------------------------------------
   TEXAS - 1.5%
     Big Spring, Independent School
       District Authority GO
       8.250%, 08/15/01                                    295              298
     Corpus Christi, Industrial
       Development Authority,
       Texas Air Investment
       Project (A) (B) (C)
       3.600%, 08/01/11                                    300              300
     Waxahachie, Industrial
       Development Authority RB,
       Dart Container Project
       (A) (B) (C)
       4.400%, 04/01/06                                  1,950            1,950
--------------------------------------------------------------------------------
   TOTAL TEXAS                                                            2,548
--------------------------------------------------------------------------------
   VERMONT - 10.6%
     Vermont State, Educational
       & Health Buildings Financing
       Authority RB, Capital Asset
       Financing Program,
       Ser 1 (A) (B) (C)
       4.450%, 06/01/22                                  8,000            8,000
     Vermont State, Educational &
       Health Buildings Financing
       Authority RB, Copley Hospital
       Project, Ser A (A) (B) (C)
       4.250%, 10/01/30                                  4,500            4,500


34  APRIL 30, 2001

Expedition Tax-Free Money Market Fund
Statement of Net Assets (unaudited)

                                                          FACE            VALUE
DESCRIPTION                                            AMT. (000)         (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
     Vermont State, Educational &
       Health Buildings Financing
       Authority RB, Northeastern
       Vermont Regional Hospital
       Project, Ser A (A) (B) (C)
       4.250%, 10/01/25                               $  6,000         $  6,000
--------------------------------------------------------------------------------
   TOTAL VERMONT                                                         18,500
--------------------------------------------------------------------------------
   WASHINGTON - 4.5%
     Seattle, Low Income
       Housing Authority RB,
       Foss Home Project
       (A) (B) (C)
       4.250%, 12/01/24                                  2,760            2,760
     Washington State, Housing
       Finance Commission
       Authority RB, YMCA Greater
       Seattle Project (A) (B) (C)
       4.400%, 07/01/11                                    100              100
     Washington State, Housing Finance
       Community Non-Profit
       RB, Emerald Heights Project
       (A) (B) (C)
       4.400%, 01/01/21                                  1,500            1,500
     Washington State, Housing Finance
       Community Non-Profit RB, YMCA
       Columbia/Willamette (A) (B) (C)
       4.300%, 08/01/24                                    100              100
     Washington State, Housing
       Finance Community Non-Profit
       RB, YMCA Snohomish County
       Project (A) (B) (C)
       4.800%, 06/01/27                                  2,500            2,500
     Washington State, Housing Financing
       Commission Authority
       RB, Local 82, JATC
       Educational Development Training
       Project (A) (B) (C)
       4.800%, 11/01/25                                    930              930
--------------------------------------------------------------------------------
   TOTAL WASHINGTON                                                       7,890
--------------------------------------------------------------------------------
   WEST VIRGINIA - 0.7%
     Putnam County, Industrial Development RB,
       FMC Corporation Project (A) (B) (C)
       3.550%, 10/01/11                                  1,200            1,200
--------------------------------------------------------------------------------
   TOTAL WEST VIRGINIA                                                    1,200
--------------------------------------------------------------------------------
   WISCONSIN - 6.7%
     Fox Point & Bayside, Joint
       School District TAN
       4.750%, 10/12/01                                    785              785
     Johnson Creek, School District TRAN
       4.750%, 08/23/01                                  1,250            1,250
     Kewaskum, School District TRAN
       4.700%, 09/19/01                                    625              625
     Pleasant Prairie BAN, Ser A
       4.750%, 12/01/01                                    750              750
     South Milwaukee, School District TRAN
       4.800%, 07/30/01                                    775              775
     Wisconsin State, Clean Water Authority RB
       Pre-Refunded @ 102 (D)
       6.800%, 06/01/01                                    500              511


                                                             APRIL 30, 2001  35

Expedition Tax-Free Money Market Fund
Statement of Net Assets (unaudited)

                                                          FACE           VALUE
DESCRIPTION                                            AMT. (000)         (000)
--------------------------------------------------------------------------------
     Wisconsin State, Health &
       Educational Facilities Authority
       RB, Gundersen Lutheran
       Project, Ser A, FSA (A) (B)
       4.450%, 12/01/15                                 $3,400          $ 3,400
     Wisconsin State, Health & Educational
       Facilities Authority
       RB, Marshall & Ilsley
       Project (A) (B) (C)
       4.340%, 08/15/30                                  2,600            2,600
     Wisconsin State, Health &
       Educational Facilities Authority
       RB, Oakwood Village East
       Lutheran Homes Project,
       Ser B (A) (B) (C)
       4.340%, 10/01/29                                    900              900
--------------------------------------------------------------------------------
   TOTAL WISCONSIN                                                       11,596
--------------------------------------------------------------------------------
   WYOMING - 0.3%
     Cheyenne County, Economic Development RB,
       Holiday Inn Project (A) (B) (C)
       3.450%, 10/01/10                                    560              560
--------------------------------------------------------------------------------
   TOTAL WYOMING                                                            560
--------------------------------------------------------------------------------
   MULTI-STATE - 2.0%
     Greystone, Municipal Lease Certificate
       Trust Authority COP,
       Ser A (A) (B) (C)
       4.360%, 07/01/05                                    695              695
     Greystone, Tax Exempt Certificate
       Trust Authority RB,
       Senior Certificate of
       Beneficial Ownership Project,
       Ser 1998-1 (A) (B) (C)
       4.400%, 05/01/28                                  1,805            1,805
     McDonald Tax-Exempt Mortgage
       Trust (A) (B) (C)
       4.750%, 01/15/09                                    903              903
--------------------------------------------------------------------------------
   TOTAL MULTI-STATE                                                      3,403
--------------------------------------------------------------------------------
   TOTAL MUNICIPAL BONDS
      (COST $173,571)                                                   173,571
--------------------------------------------------------------------------------
   TOTAL INVESTMENTS - 99.8%
      (COST $173,571)                                                   173,571
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET - 0.2%                                    354
--------------------------------------------------------------------------------




36  APRIL 30, 2001

Expedition Tax-Free Money Market Fund
Statement of Net Assets (unaudited)

                                                                          VALUE
DESCRIPTION                                                               (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Capital of Institutional
   Shares (unlimited authorization--
   no par value) based on 89,280,521
   outstanding shares of beneficial interest                            $89,281
Portfolio Capital of Investment Service
   Shares (unlimited authorization--
   no par value) based on 72,856,650
   outstanding shares of beneficial interest                             72,857
Portfolio Capital of Sweep Class Shares
   (unlimited authorization-- no par value)
   based on 11,791,518 outstanding shares
   of beneficial interest                                                11,792
Undistributed net investment income                                           3
Accumulated net realized loss on investments                                 (8)
--------------------------------------------------------------------------------
    TOTAL NET ASSETS -- 100.0%                                         $173,925
--------------------------------------------------------------------------------
 NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE --
   INSTITUTIONAL SHARES                                                   $1.00
--------------------------------------------------------------------------------
 NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE --
   INVESTMENT SERVICE SHARES                                              $1.00
--------------------------------------------------------------------------------
 NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE --
   SWEEP CLASS SHARES                                                     $1.00
--------------------------------------------------------------------------------

(A) Floating Rate Security -- the rate reflected on the Statement of Net Assets is the rate in effect on April 30, 2001.
(B) Put and Demand Feature -- the date reported on the Statement of Net Assets is the final maturity date, not the next reset or put date.
(C) Securities are held in conjunction with a letter of credit from a major bank or financial institution.
(D) Pre-Refunded Security -- the maturity date shown on the Statement of Net Assets is the pre-refunded date.
AMBAC -- American  Municipal  Bond  Assurance  Company
BAN -- Bond  Anticipation Notes
COP -- Certificate of Participation
FSA -- Financial Security Assurance
GO -- General Obligation
MBIA -- Municipal Bond Insurance Association
RB -- Revenue Bonds
RAN -- Revenue  Anticipation  Notes
Ser -- Series
TAN -- Tax  Anticipation Notes
TAW -- Tax Anticipation Warrants
TRAN -- Tax & Revenue Anticipation Notes
The accompanying notes are an integral part of the financial statements.


                                                              APRIL 30, 2001  37

Statements of Operations (000) (unaudited)
For the six-month period ended April 30, 2001


                                                EXPEDITION         EXPEDITION
                                                  EQUITY          EQUITY INCOME
                                                   FUND               FUND
                                                ----------        -------------
INVESTMENT INCOME:
   Dividends                                    $  1,784             $   239
   Interest                                          170                  30
                                                --------             -------
   Total investment income                         1,954                 269
                                                --------             -------
EXPENSES:
   Investment Advisory fees                        1,506                 111
   Administrator fees                                402                  37
   Transfer Agent fees                               121                  36
   Custodian fees                                     40                   3
   Directors' fees                                     3                  --
   Registration fees                                   9                   1
   Professional fees                                  30                   2
   Printing fees                                      35                   3
   Shareholder Servicing fees --
     Investment Service Shares                        --                  --
     Sweep Class Shares                               --                  --
   Distribution fees --
     Investment Shares - Class A                      14                  --
     Investment Shares - Class B                     101                   4
   Amortization of organization costs                  2                   6
   Other fees                                         24                   2
                                                --------             -------
   Total  expenses                                 2,287                 205
                                                --------             -------
   Less:
   Waiver of Investment Advisory fees                 --                 (16)
   Waiver of Administrative fees                      --                  --
                                                --------             -------
   Net expenses                                    2,287                 189
                                                --------             -------
   Investment income (loss)-- net                   (333)                 80
                                                --------             -------
   Net realized gain (loss) on investments        10,456                (299)
   Net change in unrealized appreciation
     (depreciation) of investments               (84,160)             (2,859)
                                                --------             -------
   NET REALIZED AND UNREALIZED
     GAIN (LOSS) ON INVESTMENTS                  (73,704)             (3,158)
                                                --------             -------
   NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS                  $(74,037)            $(3,078)
                                                ========             =======
Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

38   APRIL 30, 2001

                                             EXPEDITION        EXPEDITION                              EXPEDITION
                                             INVESTMENT    TAX-FREE INVESTMENT     EXPEDITION           TAX-FREE
                                             GRADE BOND        GRADE BOND         MONEY MARKET        MONEY MARKET
                                                FUND              FUND                FUND                FUND
                                            -----------    -------------------    ------------       --------------
INVESTMENT INCOME:
   Dividends                                   $   --           $    --             $    --             $   --
   Interest                                     4,277             2,102              16,251              1,777
                                               ------           -------             -------             ------
   Total investment income                      4,277             2,102              16,251              1,777
                                               ------           -------             -------             ------
EXPENSES:
   Investment Advisory fees                       345               206               1,084                180
   Administrator fees                             138                52                 542                 90
   Transfer Agent fees                             47                43                  80                 35
   Custodian fees                                  14                 8                  54                  9
   Directors' fees                                 --                 1                   7                  1
   Registration fees                                4                 4                  35                  9
   Professional fees                                9                 6                  46                  5
   Printing fees                                    9                 5                  52                  6
   Shareholder Servicing fees--
     Investment Service Shares                     --                --                 414                 87
     Sweep Class Shares                            --                --                  74                  6
   Distribution fees--
     Investment Shares - Class A                    7                 1                  --                 --
     Investment Shares - Class B                    2                --                  --                 --
   Amortization of organization costs               5                 6                  --                  2
   Other fees                                      12                 7                  13                  1
                                               ------           -------             -------             ------
   Total expenses                                 592               339               2,401                431
                                               ------           -------             -------             ------
   Less:
   Waiver of Investment Advisory fees             (65)              (31)               (575)              (123)
   Waiver of Administrative fees                   --                --                (136)               (23)
                                               ------           -------            --------            --------
   Net expenses                                   527               308               1,690                285
                                               ------           -------             -------             ------
   Investment income (loss)-- net               3,750             1,794              14,561              1,492
                                               ------           -------             -------             ------
   Net realized gain (loss) on investment         788               247                  (4)                --
   Net change in unrealized appreciation
     (depreciation) of investments              4,202               996                  --                 --
                                               ------           -------             -------             ------
   NET REALIZED AND UNREALIZED
     GAIN (LOSS) ON INVESTMENTS                 4,990             1,243                  (4)                --
                                               ------           -------             -------             ------
   NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS                 $8,740            $3,037             $14,557             $1,492
                                               ======            ======             =======             ======


                                                             APRIL 30, 2001  39

STATEMENTS OF CHANGES IN NET ASSETS (000)
For the six-month period ended April 30, 2001 (unaudited) and the period ended October 31, 2000



                                                                    EXPEDITION                          EXPEDITION
                                                                      EQUITY                           EQUITY INCOME
                                                                       FUND                                FUND
                                                                --------------------                 ------------------
                                                                 Period      Year                   Period     Period
                                                                  Ended      Ended                   Ended      Ended
                                                                 4/30/01   10/31/00                 4/30/01  10/31/00(2)
                                                                 -------   ---------                -------  ----------
OPERATIONS:
Investment income (loss)-- net                                 $   (333)  $ (1,102)                  $   80    $   233
Net realized gain (loss) on investments                          10,456     58,586                     (299)     1,672
Net change in unrealized appreciation
   (depreciation) of investments                                (84,160)    25,051                   (2,859)       959
                                                               --------   --------                  -------    -------
Net increase (decrease) in net assets resulting
   from operations                                              (74,037)    82,535                   (3,078)     2,864
                                                               --------   --------                  -------    -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income -- net:
   Institutional Shares                                              --        --                       (80)      (215)
   Investment Shares - Class A                                       --         --                       (1)        (1)
   Investment Shares - Class B                                       --         --                       --         --
Net realized gain on investments:
   Institutional Shares                                         (53,790)   (40,734)                  (1,643)        --
   Investment Shares - Class A                                   (1,483)      (558)                     (17)        --
   Investment Shares - Class B                                   (2,806)      (966)                     (37)        --
                                                               --------   --------                  -------    -------
Total distributions                                             (58,079)   (42,258)                  (1,778)      (216)
                                                               --------   --------                  -------    -------
CAPITAL SHARE TRANSACTIONS (1):
Institutional Shares:
   Proceeds from sales                                           32,770     55,003                      541        133
   Proceeds in Connection with the Acquisition
     of Common Trust Fund Assets                                     --         --                       --     35,971
   Shares Issued in Lieu of Cash Distributions                   53,714     40,656                      816         --
   Payments for redemptions                                     (23,159)   (75,519)                  (5,599)    (4,317)
                                                               --------   --------                  -------    -------
Increase (decrease) in net assets from
   Institutional Shares transactions                             63,325     20,140                   (4,242)    31,787
                                                               --------   --------                  -------    -------
Investment Shares - Class A:
   Proceeds from sales                                            6,040      6,552                      263        280
   Shares Issued in Lieu of Cash Distributions                    1,426        541                       18          1
   Payments for redemptions                                        (817)    (2,445)                      (9)        --
                                                               --------   --------                  -------    -------
Increase (decrease) in net assets from
   Investment Shares - Class A transactions                       6,649      4,648                      272        281
                                                               --------   --------                  -------    -------
Investment Shares - Class B:
   Proceeds from sales                                            7,758     12,404                      665        422
   Shares Issued in Lieu of Cash Distributions                    2,774        960                       36         --
   Payments for redemptions                                      (1,572)    (1,921)                    (138)        (5)
                                                               --------   --------                  -------    -------
Increase (decrease) in net assets from
   Investment Shares - Class B transactions                       8,960     11,443                      563        417
                                                               --------   --------                  -------    -------
Total increase (decrease) in net assets from
   capital share transactions                                    78,934     36,231                   (3,407)    32,485
                                                               --------   --------                  -------    -------
   Total increase (decrease) in net assets                      (53,182)    76,508                   (8,263)    35,133
                                                               --------   --------                  -------    -------
Net Assets at Beginning of period                               452,596    376,088                   35,133         --
                                                               --------   --------                  -------    -------
Net Assets at End of period                                    $399,414   $452,596                  $26,870    $35,133
                                                               ========   ========                  =======    =======

(1) See note 4 in the notes to financial statements for additional information.
(2) Commenced operations on March 3, 2000.
Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

40  APRIL 30, 2001


                                                                                             EXPEDITION
                                                         EXPEDITION                           TAX-FREE
                                                      INVESTMENT GRADE                    INVESTMENT GRADE
                                                          BOND FUND                           BOND FUND
                                                    ---------------------              ----------------------
                                                       Period      Year                  Period     Period
                                                        Ended      Ended                  Ended      Ended
                                                       4/30/01   10/31/00                4/30/01  10/31/00(2)
                                                     ---------   --------               --------  ------------
OPERATIONS:
Investment income (loss)-- net                       $    3,750 $   7,264                $  1,794   $  2,627
Net realized gain (loss) on investments                     788    (2,234)                    247       (150)
Net change in unrealized appreciation
   (depreciation) of investments                          4,202     2,150                     996      3,340
                                                     ---------- ---------                --------   --------
Net increase (decrease) in net assets
   resulting from operations                              8,740     7,180                   3,037      5,817
                                                     ---------- ---------                --------   --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income -- net:
   Institutional Shares                                  (3,611)   (6,924)                 (1,778)    (2,615)
   Investment Shares - Class A                             (136)     (331)                    (15)       (12)
   Investment Shares - Class B                               (7)       (8)                     (1)        --
Net realized gain on investments:
   Institutional Shares                                      --        --                      --         --
   Investment Shares - Class A                               --        --                      --         --
   Investment Shares - Class B                               --        --                      --         --
                                                     ---------- ---------                --------   --------
Total distributions                                      (3,754)   (7,263)                 (1,794)    (2,627)
                                                     ---------- ---------                --------   --------
CAPITAL SHARE TRANSACTIONS (1):
Institutional Shares:
   Proceeds from sales                                    3,366    24,999                   6,366      6,482
   Proceeds in Connection with the Acquisition
     of Common Trust Fund Assets                             --    38,701                      --     93,207
   Shares Issued in Lieu of Cash Distributions            2,543     4,456                      --          1
   Payments for redemptions                             (20,377)  (30,589)                (11,960)   (18,137)
                                                     ---------- ---------                --------   --------
Increase (decrease) in net assets from
   Institutional Shares transactions                    (14,468)   37,567                  (5,594)    81,553
                                                     ---------- ---------                --------   --------
Investment Shares - Class A:
   Proceeds from sales                                      342       208                     296        499
   Shares Issued in Lieu of Cash Distributions               94       215                      15         10
   Payments for redemptions                                (571)   (2,498)                     --         --
                                                     ---------- ---------                --------   ---------
Increase (decrease) in net assets from
   Investment Shares - Class A transactions                (135)   (2,075)                    311        509
                                                     ---------- ---------                --------   --------
Investment Shares - Class B:
   Proceeds from sales                                      309       115                      97          3
   Shares Issued in Lieu of Cash Distributions                6         8                       1         --
   Payments for redemptions                                 (20)     (134)                     --         --
                                                     ---------- ---------                --------   --------
Increase (decrease) in net assets from
   Investment Shares - Class B transactions                 295       (11)                     98          3
                                                     ---------- ---------                --------   --------
Total increase (decrease) in net assets from
   capital share transactions                           (14,308)   35,481                  (5,185)    82,065
                                                     ---------- ---------                --------   --------
   Total increase (decrease) in net assets               (9,322)   35,398                  (3,942)    85,255
                                                     ---------- ---------                --------   --------
NET ASSETS AT BEGINNING OF PERIOD                       141,780   106,382                  85,255         --
                                                     ---------- ---------                --------   --------
NET ASSETS AT END OF PERIOD                          $  132,458 $ 141,780                $ 81,313   $ 85,255
                                                     ========== =========                ========   ========




                                                              APRIL 30, 2001  41

STATEMENT  OF CHANGES IN NET ASSETS (000)
For the six-month period ended April 30, 2001 (unaudited) and the year ended October 31, 2000


                                                                     EXPEDITION
                                               EXPEDITION             TAX-FREE
                                              MONEY MARKET          MONEY MARKET
                                                  FUND                  FUND
                                          --------------------  ---------------------
                                            Period      Year     Period      Year
                                             Ended      Ended     Ended      Ended
                                            4/30/01   10/31/00   4/30/01   10/31/00
                                           --------   --------   -------   ---------
OPERATIONS:
Investment income-- net                    $ 14,561  $  22,105  $  1,492  $   2,818
Net realized loss on investments                 (4)        --        --         (1)
Net change in unrealized appreciation
   (depreciation) of investments                 --         --        --         --
                                           --------  ---------  --------  ---------
Net increase in net assets resulting
   from operations                           14,557     22,105     1,492      2,817
                                           --------  ---------  --------  ---------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income -- net:
   Institutional Shares                      (4,692)    (8,184)     (307)      (531)
   Investment Service Shares                 (8,830)   (13,732)   (1,122)    (2,287)
   Sweep Class Shares                        (1,037)      (189)      (52)        (8)
                                           --------  ---------  --------  ---------
Total distributions                         (14,559)   (22,105)   (1,481)    (2,826)
                                           --------  ---------  --------  ---------
CAPITAL SHARE TRANSACTIONS (1):
Institutional Shares:
   Proceeds from sales                      467,095    613,378   151,111     32,791
   Shares Issued in Lieu of
    Cash Distributions                          200        367        --        ---
   Payments for redemptions                (455,917)  (613,651)  (67,454)   (56,042)
                                           --------  ---------  --------  ---------
Increase (decrease) in net assets from
   Institutional Shares transactions         11,378         94    83,657    (23,251)
                                           --------  ---------  --------  ---------
Investment Service Shares:
   Proceeds from sales                      396,552    849,066    95,048    195,761
   Shares Issued in Lieu of
    Cash Distributions                          832      1,541        12         28
   Payments for redemptions                (371,183)  (712,456)  (94,752)  (183,135)
                                           --------  ---------  --------  ---------
Increase in net assets from
   Investment Service Shares transactions    26,201    138,151       308     12,654
                                           --------  ---------  --------  ---------
Sweep Class Shares:
   Proceeds from sales                       60,253     43,386    14,865      2,518
   Shares Issued in Lieu of
    Cash Distributions                          995        182        51          8
   Payments for redemptions                 (44,958)   (11,589)   (5,182)      (468)
                                           --------  ---------  --------  ---------
Increase in net assets from
   Sweep Class Shares transactions           16,290     31,979     9,734      2,058
                                           --------  ---------  --------  ---------
Total increase (decrease) in net assets
   from capital share transactions           53,869    170,224    93,699     (8,539)
                                           --------  ---------  --------  ---------
   Total increase (decrease) in net assets   53,867    170,224    93,710     (8,548)
                                           --------  ---------  --------  ---------
Net Assets at Beginning of period           487,453    317,229    80,215     88,763
                                           --------  ---------  --------  ---------
Net Assets at End of period                $541,320  $ 487,453  $173,925  $  80,215
                                           ========  =========  ========  =========
(1) See note 4 in the notes to financial statements for additional  information.
Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.



42  APRIL 30, 2001

                       THIS PAGE INTENTIONALLY LEFT BLANK.



                                                              APRIL 30, 2001  43

FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout each Period
----------------------------------------------------------------------------------------------------------------------------------
                               NET            NET           REALIZED AND       DISTRIBUTIONS                            NET ASSET
                          ASSET VALUE,    INVESTMENT         UNREALIZED          FROM NET         DISTRIBUTIONS          VALUE,
                            BEGINNING       INCOME        GAINS OR (LOSSES)     INVESTMENT            FROM               END OF
                            OF PERIOD       (LOSS)         ON INVESTMENTS         INCOME          CAPITAL GAINS          PERIOD
----------------------------------------------------------------------------------------------------------------------------------
EQUITY FUND
----------------------------------------------------------------------------------------------------------------------------------
  Institutional Shares
  2001*                         $14.25          0.03               (2.16)            --              (1.81)            $10.31
  2000                           13.09         (0.02)               2.67             --              (1.49)             14.25
  1999                           10.55            --                3.13             --              (0.59)             13.09
  1998                            9.39          0.06                1.67          (0.06)             (0.51)             10.55
  1997(1)                        10.00          0.02                0.25          (0.02)             (0.86)              9.39
  Investment Shares - Class A
  2001*                         $14.18          0.03               (2.17)            --              (1.81)            $10.23
  2000                           13.06         (0.03)               2.64             --              (1.49)             14.18
  1999                           10.58         (0.03)               3.10             --              (0.59)             13.06
  1998(2)                         9.65          0.04                1.45          (0.05)             (0.51)             10.58
  Investment Shares - Class B
  2001*                         $13.95          0.02               (2.16)            --              (1.81)            $10.00
  2000                           12.96         (0.08)               2.56             --              (1.49)             13.95
  1999(3)                        10.82         (0.04)               2.77             --              (0.59)             12.96
----------------------------------------------------------------------------------------------------------------------------------
EQUITY INCOME FUND
----------------------------------------------------------------------------------------------------------------------------------
  Institutional Shares
  2001*                         $10.77          0.03               (1.01)         (0.03)             (0.53)            $ 9.23
  2000(4)                        10.00          0.07                0.76          (0.06)                --              10.77
  Investment Shares - Class A
  2001*                         $10.76          0.02               (1.01)         (0.02)             (0.53)            $ 9.22
  2000(5)                         9.78          0.04                1.00          (0.06)                --              10.76
  Investment Shares - Class B
  2001*                         $10.75         (0.01)              (1.01)            --              (0.53)            $ 9.20
  2000(6)                         9.82          0.01                0.94          (0.02)                --              10.75

----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT GRADE BOND FUND
----------------------------------------------------------------------------------------------------------------------------------
  Institutional Shares
  2001*                         $ 9.72          0.27                0.34          (0.27)                --             $10.06
  2000                            9.65          0.53                0.07          (0.53)                --               9.72
  1999                           10.15          0.49               (0.50)         (0.49)                --               9.65
  1998                            9.85          0.51                0.30          (0.51)                --              10.15
  1997(1)                         9.69          0.19                0.16          (0.19)                --               9.85
  Investment Shares - Class A
  2001*                         $ 9.71          0.26                0.34          (0.26)                --             $10.05
  2000                            9.64          0.51                0.07          (0.51)                --               9.71
  1999                           10.15          0.47               (0.51)         (0.47)                --               9.64
  1998                            9.85          0.49                0.30          (0.49)                --              10.15
  1997                            9.77          0.53                0.08          (0.53)                --               9.85
  1996                            9.92          0.58               (0.15)         (0.58)                --               9.77
  Investment Shares - Class B
  2001*                         $ 9.72          0.22                0.35          (0.22)                --             $10.07
  2000                            9.64          0.44                0.08          (0.44)                --               9.72
  1999(3)                        10.06          0.38               (0.17)         (0.63)                --               9.64

 * For the six-month period ended April 30, 2001 (Unaudited). All ratios for the period have been annualized.
 + Returns are for the period indicated and have not been annualized.
(1) Commenced operations on June 13, 1997. All ratios for the period have been annualized.
(2) Commenced operations on November 24, 1997. All ratios for the period have been annualized.
(3) Commenced operations on November 16, 1998. All ratios for the period have been annualized.

The accompanying notes are an integral part of the financial statements.



44   April 30, 2001

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                              RATIO OF NET
                                    RATIO OF         RATIO OF NET       RATIO OF EXPENSES   INVESTMENT INCOME
                   NET ASSETS       EXPENSES          INVESTMENT     TO AVERAGE NET ASSETS (LOSS) TO AVERAGE NET
      TOTAL         END OF        TO AVERAGE       INCOME (LOSS) TO    (EXCLUDING WAIVERS  ASSETS (EXCLUDING WAIVERS   PORTFOLIO
     RETURN+      PERIOD (000)     NET ASSETS     AVERAGE NET ASSETS   AND REIMBURSEMENTS)  AND REIMBURSEMENTS)      TURNOVER RATE
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
    (16.12)%      $363,026              1.08%             (0.11)%                1.08%            (0.11)%               39.50%
     22.01%        422,148              1.05%             (0.22)%                1.05%            (0.22)%               64.54%
     30.87%        363,694              1.05%              0.04%                 1.05%             0.04%                90.76%
     19.18%        283,170              1.08%              0.38%                 1.11%             0.35%                54.19%
      2.96%        237,567              1.09%              0.53%                 1.09%             0.53%                64.68%

    (16.29)%      $ 13,479              1.34%             (0.34)%                1.34%            (0.34)%               39.50%
     21.73%         10,090              1.30%             (0.49)%                1.30%            (0.49)%               64.54%
     30.16%          4,688              1.30%             (0.21)%                1.30%            (0.21)%               90.76%
     16.16%          1,911              1.29%             (0.14)%                1.37%            (0.22)%               54.19%

    (16.59)%      $ 22,909              2.08%             (1.10)%                2.08%            (1.10)%               39.50%
     20.80%         20,358              2.05%             (1.24)%                2.05%            (1.24)%               64.54%
     26.31%          7,706              2.05%             (0.95)%                2.05%            (0.95)%               90.76%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
     (9.45)%      $ 25,482              1.25%              0.57%                 1.36%             0.46%                45.85%
      8.36%         34,420              1.25%              1.00%                 1.25%             1.00%                73.31%

     (9.55)%      $    510              1.50%              0.25%                 1.64%             0.11%                45.85%
     10.60%            286              1.50%              0.84%                 1.50%             0.84%                73.31%

     (9.82)%      $    878              2.25%             (0.51)%                2.38%            (0.64)%               45.85%
      9.71%       $    427              2.25%             (0.15)%                2.25%            (0.15)%               73.31%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
      6.31%       $126,686              0.75%              5.44%                 0.85%             5.34%                14.15%
      6.49%        136,354              0.75%              5.61%                 0.89%             5.47%                77.09%
     (0.06)%        98,889              0.90%              5.00%                 1.15%             4.75%                39.57%
      8.43%        104,953              0.94%              5.11%                 1.13%             4.92%                32.93%
      3.49%        101,224              1.10%              5.05%                 1.11%             5.04%                69.09%

      6.19%       $  5,266              1.00%              5.19%                 1.10%             5.09%                14.15%
      6.22%          5,222              1.00%              5.32%                 1.14%             5.18%                77.09%
     (0.41)%         7,279              1.15%              4.75%                 1.40%             4.50%                39.57%
      8.25%         10,346              1.10%              4.95%                 1.25%             4.80%                32.93%
      6.41%         23,630              1.13%              5.46%                 1.56%             5.03%                69.09%
      4.44%         44,552              1.08%              5.90%                 1.58%             5.40%                77.00%

      5.92%       $    506              1.75%              4.45%                 1.86%             4.34%                14.15%
      5.54%            204              1.75%              4.58%                 1.89%             4.44%                77.09%
      2.10%            214              1.90%              4.07%                 2.15%             3.82%                39.57%


 (4)  Commenced operations on March 3, 2000. All ratios for the period have been annualized.
 (5)  Commenced operations on March 13, 2000. All ratios for the period have been annualized.
 (6)  Commenced operations on March 16, 2000. All ratios for the period have been annualized.
 Amounts designated as "--" are either $0 or have been rounded to $0.



                                                          APRIL 30, 2001      45

FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout each Period

t
------------------------------------------------------------------------------------------------------------------------------------
                               NET                         REALIZED AND    DISTRIBUTIONS                      NET ASSET
                          ASSET VALUE,          NET         UNREALIZED       FROM NET       DISTRIBUTIONS      VALUE,
                            BEGINNING       INVESTMENT   GAINS OR (LOSSES)  INVESTMENT          FROM           END OF
                            OF PERIOD         INCOME      ON INVESTMENTS      INCOME        CAPITAL GAINS      PERIOD
------------------------------------------------------------------------------------------------------------------------------------
TAX-FREE INVESTMENT GRADE BOND FUND
------------------------------------------------------------------------------------------------------------------------------------
  Institutional Shares
  2001*                         $10.37            0.23         0.14           (0.23)             --              $10.51
  2000(1)                        10.00            0.31         0.37           (0.31)             --               10.37
  Investment Shares - Class A
  2001*                         $10.36            0.21         0.16           (0.22)             --              $10.51
  2000(2)                        10.05            0.28         0.31           (0.28)             --               10.36
  Investment Shares - Class B
  2001*                         $10.37            0.18         0.14           (0.18)             --              $10.51
  2000(3)                        10.18            0.13         0.19           (0.13)             --               10.37
-----------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------------------------
  Institutional Shares
  2001*                         $ 1.00            0.03           --           (0.03)             --              $ 1.00
  2000                            1.00            0.06           --           (0.06)             --                1.00
  1999                            1.00            0.05           --           (0.05)             --                1.00
  1998                            1.00            0.05           --           (0.05)             --                1.00
  1997(4)                         1.00            0.02           --           (0.02)             --                1.00
  Investment Service Shares
  2001*                         $ 1.00            0.03           --           (0.03)             --              $ 1.00
  2000                            1.00            0.06           --           (0.06)             --                1.00
  1999                            1.00            0.05           --           (0.05)             --                1.00
  1998                            1.00            0.05           --           (0.05)             --                1.00
  1997(5)                         1.00            0.08           --           (0.08)             --                1.00
  1996                            1.00            0.04           --           (0.04)             --                1.00
  Sweep Class Shares
  2001*                         $ 1.00            0.03           --           (0.03)             --              $ 1.00
  2000(6)                         1.00            0.01           --           (0.01)             --                1.00
----------------------------------------------------------------------------------------------------------------------------------
TAX-FREE MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------------------------
  Institutional Shares
  2001*                         $ 1.00            0.02           --           (0.02)             --              $ 1.00
  2000                            1.00            0.04           --           (0.04)             --                1.00
  1999(7)                         1.00            0.02           --           (0.02)             --                1.00
  Investment Service Shares
  2001*                         $ 1.00            0.02           --           (0.02)             --              $ 1.00
  2000                            1.00            0.03           --           (0.03)             --                1.00
  1999                            1.00            0.03           --           (0.03)             --                1.00
  1998(8)                         1.00            0.01           --           (0.01)             --                1.00
  Sweep Class Shares
  2001*                         $ 1.00            0.02           --           (0.02)             --              $ 1.00
  2000(6)                         1.00            0.01           --           (0.01)             --                1.00

 *  For the six-month period ended April 30, 2001 (Unaudited). All ratios for the period have been annualized.
 +  Returns are for the period indicated and have not been annualized.
(1) Commenced operations on March 3, 2000. All ratios for the period have been annualized.
(2) Commenced operations on March 13, 2000. All ratios for the period have been annualized.
(3) Commenced operations on June 23, 2000. All ratios for the period have been annualized.
(4) Commenced operations on June 9, 1997. All ratios for the period have been annualized.

The accompanying notes are an integral part of the financial statements

46   APRIL 30, 2001

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                               RATIO OF NET
                                    RATIO OF         RATIO OF NET       RATIO OF EXPENSES    INVESTMENT INCOME
                   NET ASSETS       EXPENSES          INVESTMENT     TO AVERAGE NET ASSETS    TO AVERAGE NET
      TOTAL         END OF        TO AVERAGE         INCOME TO      (EXCLUDING WAIVERS    ASSETS (EXCLUDING WAIVERS     PORTFOLIO
      RETURN+     PERIOD (000)     NET ASSETS     AVERAGE NET ASSETS   AND REIMBURSEMENTS)   AND REIMBURSEMENTS)      TURNOVER RATE
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
       3.55%       $ 80,370         0.74%              4.34%                 0.82%                 4.26%                 16.41%
       6.84%         84,729         0.65%              4.58%                 0.75%                 4.48%                 42.74%

       3.53%       $    840         0.99%              4.10%                 1.08%                 4.01%                 16.41%
       5.95%            523         0.90%              4.36%                 1.00%                 4.26%                 42.74%

       3.05%       $    103         1.74%              3.36%                 1.84%                 3.26%                 16.41%
       3.16%              3         1.65%              3.56%                 1.75%                 3.46%                 42.74%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
       2.81%       $142,271         0.44%              5.51%                 0.71%                 5.24%                  n/a
       5.96%        130,891         0.43%              5.79%                 0.69%                 5.53%                  n/a
       4.83%        130,798         0.43%              4.73%                 0.77%                 4.39%                  n/a
       5.33%        102,699         0.43%              5.18%                 0.66%                 4.95%                  n/a
       5.26%         48,006         0.43%              5.22%                 0.70%                 4.95%                  n/a

       2.69%       $350,781         0.69%              5.33%                 0.96%                 5.06%                  n/a
       5.69%        324,583         0.68%              5.62%                 0.94%                 5.36%                  n/a
       4.56%        186,431         0.68%              4.47%                 1.02%                 4.13%                  n/a
       5.07%        142,910         0.68%              4.95%                 0.91%                 4.73%                  n/a
       4.97%        147,651         0.73%              4.84%                 0.85%                 4.72%                  n/a
       4.95%        136,666         0.71%              4.85%                 0.71%                 4.85%                  n/a

       2.63%       $ 48,268         0.81%              5.16%                 1.08%                 4.89%                  n/a
       1.53%         31,979         0.80%              5.95%                 1.06%                 5.69%                  n/a
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
       1.75%       $ 89,280         0.43%              3.61%                 0.75%                 3.29%                  n/a
       3.80%          5,622         0.43%              3.61%                 0.69%                 3.35%                  n/a
       1.69%         28,874         0.43%              3.06%                 0.89%                 2.60%                  n/a

       1.62%       $ 72,853         0.68%              3.26%                 1.00%                 2.94%                  n/a
       3.54%         72,535         0.68%              3.48%                 0.94%                 3.22%                  n/a
       2.77%         59,889         0.68%              2.73%                 0.95%                 2.46%                  n/a
       1.33%         64,542         0.68%              2.95%                 0.78%                 2.85%                  n/a

       1.56%       $ 11,792         0.80%              3.18%                 1.12%                 2.86%                  n/a
       1.00%          2,058         0.80%              3.81%                 1.06%                 3.55%                  n/a


(5) During 1997, the Starburst Money Market Trust Shares were renamed the Expedition Money Market Investment Service Shares.
(6) Commenced operations on August 1, 2000. All ratios for the period have been annualized.
(7) Commenced operations on April 14, 1999. All ratios for the period have been annualized.
(8) Commenced operations on May 20, 1998. All ratios for the period have been annualized.

Amounts designated as "--" are either $0 or have been rounded to $0.


                                                            April 30, 2001   47

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


(1) Organization
The Expedition Funds (the "Trust") are registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end, management investment company offering the following Funds as of April 30, 2001: the Expedition Equity Fund (the "Equity Fund"), the Expedition Equity Income Fund (the "Equity Income Fund"), the Expedition Investment Grade Bond Fund (formerly Expedition Bond
Fund) (the "Investment Grade Bond Fund"), the Expedition Tax-Free Investment Grade Bond Fund (the "Tax-Free Investment Grade Bond Fund"), the Expedition Money Market Fund (the "Money Market Fund"), and the Expedition Tax-Free Money Market Fund (the "Tax-Free Money Market Fund") (collectively, the "Funds"). The Funds are registered to offer three classes of shares. The Equity, Equity Income, Investment Grade Bond, and Tax-Free Investment Grade Bond Funds offer Institutional Shares, Investment Shares - Class A (formerly Investment Shares) and Investment Shares - Class B (formerly Class B Shares), and the Money Market and Tax-Free Money Market Funds offer Institutional Shares, Investment Service Shares and Sweep Class Shares. The assets of each Fund are segregated and a shareholder's interest is limited to the funds in which shares are held. The investment objectives, policies, and strategies of the Expedition Funds are described in their prospectuses.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds which are in conformity with generally accepted accounting principles.

SECURITY VALUATION -- Investment securities held by the Money Market Fund and the Tax-Free Money Market Fund are stated at amortized cost, which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

Investments in securities held in the Equity, Equity Income, Investment Grade Bond, and Tax-Free Investment Grade Bond Funds are valued as follows: equity securities that are traded on a national securities exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the mean of the most recently quoted bid and asked price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost. Restricted securities for which quotations are not readily available are valued at fair value using methods determined in good faith under general supervision of the Board of Trustees (the "Trustees").


48     APRIL 30, 2001

REPURCHASE AGREEMENTS -- It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by Compass Asset Management, a division of Compass Bank, the Funds' investment advisor (the "Advisor"), to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sale of investment securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts, and premiums during the respective holding periods. Interest income is recorded on the accrual basis; dividend income is recorded on the ex-dividend date.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income for the Investment Grade Bond Fund, the Tax-Free Investment Grade Bond Fund, the Money Market Fund and the Tax-Free Money Market Fund are declared daily and paid monthly. The Equity Fund and the Equity Income Fund declare and pay dividends from net investment income quarterly. Any net realized capital gains will be distributed at least annually for all Funds. Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations. Certain book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise.

FEDERAL TAXES -- It is each Fund's policy to continue to comply with the provisions of the Internal Revenue Code of 1986 (Subchapter M), as amended (the "Code"), applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased upon settlement. Securities




                                                          APRIL 30, 2001     49

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and income reported in the financial statements. Actual results could differ from those estimated.

CLASSES -- Class specific expenses are borne by that class. Income, non-class specific expenses, and realized/unrealized gains and losses are allocated to the respective classes on the basis of the relative daily net assets.

ACCOUNTING STANDARDS ISSUED BUT NOT YET ADOPTED -- On November 21, 2000, the American Institute of Certified Public Accountants ("AICPA") issued the AICPA Audit and Accounting Guide "Audits of Investment Companies" (the "Guide"),
effective for annual financial statements issued for fiscal years beginning after December 15, 2000. The revised Guide will require the Tax-Free Investment Grade Bond Fund and the Tax-Free Money Market Fund (the "Funds") to amortize premium and discount on all fixed income securities. Upon initial adoption, the Funds will be required to adjust the cost of their fixed income securities by the cumulative amount of amortization that would have been recognized had amortization been in effect from the purchase date of each holding. Adopting this accounting principle will not affect the Funds' net asset value, but will change the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of Operations. The Funds expect that the impact of the adoption of this principle will not be material to the financial statements. Because the Funds determine their required distributions under Federal income tax laws, adoption of this principle will not affect the amount of distributions paid to shareholders.

(3) Investment Advisory, Administration, Distribution and Service Agreements

INVESTMENT ADVISORY FEE -- Compass Asset Management, a division of Compass Bank, the Advisor, receives for its services annual advisory fees equal to 0.75% of each of the Equity and Equity Income Funds', 0.50% of each of the Investment Grade Bond and Tax-Free Investment Grade Bond Funds' and 0.40% of each of the Money Market and the Tax-Free Money Market Funds' average daily net assets. The Advisor may voluntarily choose to waive any portion of its fee. The Advisor can modify or terminate these voluntary waivers at any time at its sole discretion.

INVESTMENT SUB-ADVISOR -- Weiss, Peck & Greer, L.L.C. ("WPG") serves as the Tax-Free Money Market Fund's investment sub-advisor under a sub-advisory agreement (the "Sub-Advisory Agreement") with the Advisor. Under the Sub-Advisory Agreement, WPG invests the assets of the Fund on a daily basis, and continuously administers the investment program of the Fund.



50   April 30, 2001

WPG is entitled to a fee which is paid by the Advisor and which is calculated daily and paid monthly, at an annual rate of: .075% of the Fund's average daily net assets up to $150 million; .05% of the next $350 million of the Fund's average daily net assets, .04% of the next $500 million in average daily net assets; and .03% of the Fund's average daily net assets over $1 billion.

ADMINISTRATIVE FEE -- The Trust and SEI Investments Mutual Funds Services (the "Administrator"), a Delaware business trust, are parties to an administration agreement (the "Agreement") dated June 9, 1997, under which the Administrator provides the Trust with certain legal, accounting, and shareholder services for an annual fee of .20% of the Funds' average daily net assets. The Administrator may voluntarily waive its fee, subject to termination at any time by the Administrator, to the extent necessary to limit the total operating expenses of a Fund.

DISTRIBUTION FEES -- The Trust and SEI Investments Distribution Co. (the "Distributor") are parties to a Distribution Agreement dated June 9, 1997. The Equity, Equity Income, Investment Grade Bond, and Tax-Free Investment Grade Bond Funds have adopted Distribution Plans for Investment Shares - Class A and Investment Shares - Class B. Under the terms of each Plan the Funds pay the Distributor a monthly distribution fee at an annual rate of 0.25% of the daily net assets of the Class A Shares and 1.00% of the Class B Shares, which may be used by the Distributor to provide compensation for sales support and distribution activities.

The Money Market and Tax-Free Money Market Funds have adopted and entered into a Shareholder Service Plan and Agreement with the Distributor. Each Fund pays the Distributor a monthly shareholder servicing fee at an annual rate of 0.25% of the average daily net assets of each Fund's Investment Service Shares and Sweep Class Shares, which may be used by the Distributor to provide compensation to service providers that have agreed to provide certain shareholders support services for their customers who own such Shares of the Funds.

ADMINISTRATIVE SERVICING FEES -- To the extent that investors buy Sweep Class Shares through Compass Bank or any of its affiliates providing sub-accounting, sub-transfer agency services or other administrative services, including Compass Brokerage, Inc., those entities may receive administrative servicing fees, payable from the Funds' assets, of up to 0.12% of each Fund's average daily net assets attributable to Sweep Class Shares.

CUSTODIAN FEES-- Compass Bank serves as the Funds' custodian. Their fee is based on a rate of 0.02% of each Fund's average daily net assets for the period, plus out-of-pocket expenses.


                                                       April 30, 2001        51

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


(4) CAPITAL SHARE TRANSACTIONS (000)
    For the six month period ended April 30, 2001 (unaudited) and the period ended October 31, 2000


                                                        EXPEDITION                        EXPEDITION
                                                          EQUITY                         EQUITY INCOME
                                                           FUND                              FUND
                                                 -------------------------         -------------------------
                                                 Period            Year            Period           Period
                                                  Ended            Ended            Ended            Ended
                                                 4/30/01         10/31/00          4/30/01        10/31/00(1)
                                                ---------       ----------         -------        -----------
   Institutional Shares:
     Shares issued                                3,053           4,122                 58             13
     Shares issued in connection with the
       Acquisition of Common Trust Fund Assets       --              --                 --          3,595
     Shares issued in lieu of cash distributions  4,737           3,297                 82             --
     Shares redeemed                             (2,191)         (5,593)              (577)          (411)
                                                 ------          ------               ----          -----
     Increase (decrease) from
        Institutional Shares transactions         5,599           1,826               (437)         3,197
                                                 ------          ------               ----          -----
   Investment Shares - Class A and
     Investment Service Shares, respectively:
     Shares issued                                  555             487                 27             27
     Shares issued in lieu of cash distributions    127              44                  2             --
     Shares redeemed                                (76)           (179)                (1)            --
                                                 ------          ------               ----          -----
     Increase (decrease) from Investment Shares -
       Class A and Investment Service Shares
       transactions, respectively                   606             352                 28             27
                                                 ------          ------               ----          -----
   Investment Shares - Class B:
     Shares issued                                  733             928                 67             41
     Shares issued in lieu of cash distributions    251              79                  4             --
     Shares redeemed                               (153)           (143)               (15)            (1)
                                                 ------          ------               ----          -----
     Increase (decrease) from Investment Shares -
       Class B transactions                         831             864                 56             40
                                                 ------          ------               ----          -----
   Sweep Class Shares:
     Shares issued                                   --              --                 --             --
     Shares issued in lieu of cash distributions     --              --                 --             --
     Shares redeemed                                 --              --                 --             --
                                                 ------          ------               ----          -----
     Increase from Sweep Class Shares transactions   --              --                 --             --
                                                 ------          ------               ----          -----
     TOTAL Increase (decrease)
       from Share transactions                    7,036           3,042               (353)         3,264
                                                 ======          ======               ====          =====

(1) Commenced operations on March 3, 2000.
Amounts designated as "--" are either $0 or have been rounded to $0.



52   April 30, 2001



           EXPEDITION                          EXPEDITION                       EXPEDITION                      EXPEDITION
        INVESTMENT GRADE                  TAX-FREE INVESTMENT                  MONEY MARKET                    TAX-FREE MONEY
           BOND FUND                        GRADE BOND FUND                       FUND                          MARKET FUND
 ----------------------------         ---------------------------       -------------------------        --------------------------
 Period            Year               Period            Period           Period            Year           Period           Year
  Ended            Ended               Ended             Ended            Ended            Ended           Ended           Ended
 4/30/01         10/31/00             4/30/01         10/31/00(1)        4/30/01         10/31/00         4/30/01        10/31/00
--------         --------            --------        ------------       --------        ---------        --------       -----------

   335            2,438                 599              635             467,095         613,378          151,111           32,791

    --            4,082                  --            9,321                  --              --               --               --
   253              465                  --              --                  200             367               --               --
(2,020)          (3,208)             (1,126)          (1,783)           (455,917)       (613,651)         (67,454)         (56,042)
------           ------              ------           ------            --------        --------          -------          -------

(1,432)           3,777                (527)           8,173              11,378              94           83,657          (23,251)
------           ------              ------           ------            --------        --------          -------          -------


    34               22                  28               49             396,552         849,066           95,048          195,761
     9               23                   2                1                 832           1,541               12               28
   (57)            (262)                 --               --            (371,183)       (712,456)         (94,752)        (183,135)
------           ------              ------           ------            --------        --------          -------          -------


   (14)            (217)                 30               50              26,201         138,151              308           12,654
------           ------              ------           ------            --------        --------          -------          -------

    30               12                  10               --                  --              --               --               --
     1                1                  --               --                  --              --               --               --
    (2)             (14)                 --               --                  --              --               --               --
------           ------              ------           ------            --------        --------          -------          -------

    29               (1)                 10               --                  --              --               --               --
------           ------              ------           ------            --------        --------          -------          -------

    --               --                  --               --              60,253          43,386           14,865            2,518
    --               --                  --               --                 995             182               51                8
    --               --                  --               --             (44,958)        (11,589)          (5,182)            (468)
------           ------              ------           ------            --------        --------          -------          -------
    --               --                  --               --              16,290          31,979            9,734            2,058
------           ------              ------           ------            --------        --------          -------          -------

(1,417)           3,559                (487)           8,223              53,869         170,224           93,699           (8,539)
======           ======              ======           ======            ========        ========          =======          =======




                                                         APRIL 30, 2001       53

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

(5) INVESTMENT TRANSACTIONS
Purchases and sales of investments,  excluding  short-term  securities,  for the period ended April 30, 2001, were as follows (000):
                                                                                TAX-FREE
                                                          EQUITY INVESTMENT    INVESTMENT
                            EQUITY           INCOME        GRADE BOND          GRADE BOND
                             FUND             FUND            FUND               FUND
                           --------         --------      ------------         ----------
Purchases
   Government.........           --               --          $ 5,990                --
   Other..............     $171,652          $13,255           13,179           $13,208
Sales
   Government.........           --               --          $20,711                --
   Other..............     $158,986          $17,291            8,960           $19,272

At April 30, 2001, the total cost and the net realized gains or losses on securities sold for the Funds for Federal income tax purposes were not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities held by the Funds at April 30, 2001, are as follows (000):


                                                                               TAX-FREE
                                               EQUITY        INVESTMENT        INVESTMENT
                              EQUITY           INCOME        GRADE BOND        GRADE BOND
                               FUND             FUND            FUND              FUND
                             --------          --------     ------------      ------------
Aggregate gross unrealized
   appreciation.......       $ 60,624          $ 3,688          $5,505            $2,566
Aggregate gross unrealized
   depreciation.......        (34,080)          (2,935)           (186)             (256)
                             --------          --------         ------            ------
Net unrealized
   appreciation
   (depreciation).....       $ 26,544            $ 753          $5,319            $2,310
                             ========          =======          ======            ======

(6) ORGANIZATION COSTS AND TRANSACTIONS WITH AFFILIATES

Organization costs have been capitalized by the Funds and are being amortized over sixty months commencing with the reorganization. In the event that any of the initial shares of a Fund are redeemed by any holder thereof during the period that such Fund is amortizing its organizational costs, the redemption proceeds payable to the holder thereof by the Fund will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.



54   April 30, 2001

Certain officers of the Trust are also officers of the Administrator and the Distributor. Such officers are paid no fees by the Trust for serving as officers of the Trust.

(7) common trust fund conversions

On March 3, 2000, certain Common Trust Funds of Compass Bank and certain of its affiliates were converted into the Expedition Funds. The Funds involved in the conversion are as follows:

COMMON TRUST FUND                                EXPEDITION FUND
------------------                               ----------------
Equity Income Trust                              Equity Income
Investment Grade Tax-Free Bond                   Tax-Free Investment Grade Bond
Long Term Investment Grade Tax-Free Bond         Tax-Free Investment Grade Bond
Tax-Free Bond                                    Tax-Free Investment Grade Bond
Investment Grade Bond Trust                      Investment Grade Bond
Quality Grade Bond Trust                         Investment Grade Bond

The net assets, which consisted of securities and related receivables less liabilities, were converted on a tax-free basis. The net assets of each fund (including net unrealized appreciation (depreciation) immediately before the conversion were as follows (000):

                                                  UNREALIZED
                                                 APPRECIATION            NET
COMMON TRUST FUND                               (DEPRECIATION)         ASSETS
------------------                              --------------        -------
Equity Income Trust                                  2,653             35,971
Investment Grade Tax-Free Bond                      (1,119)            54,740
Long Term Investment Grade Tax-Free Bond              (245)            12,391
Tax-Free Bond                                         (662)            26,076
Investment Grade Bond Trust                           (518)            12,589
Quality Grade Bond Trust                            (1,151)            26,112

The value and number of shares issued in exchange for each Common Trust Fund's assets and shares outstanding in the tax-free conversions are included in the capital share transactions of the Institutional Shares Class in the Statement of Changes in Net Assets for each respective Fund.


                                                         April 30, 2001      55
notes

LOGO [Graphic Omitted]

INVESTMENT ADVISOR AND CUSTODIAN:
Compass Bank
15 South 20th Street
Birmingham, Alabama 35233

DISTRIBUTOR:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

TRANSFER AGENT:
State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

SERVICING AGENT:
Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

INDEPENDENT AUDITORS:
Deloitte & Touche LLP
117 Campus Drive
Princeton, New Jersey 08540

COUNSEL:
Morgan, Lewis & Bockius LLP
1800 M Street, N.W.
Washington, D.C. 20036



EXP-SA-003-01